REGISTRATION STATEMENT NO. 333-32581
                                                                       811-08313

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12


           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

             TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY PROSPECTUS:
            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

GREENWICH STREET SERIES FUND                                    TRAVELERS SERIES FUND INC.
   Appreciation Portfolio                                          MFS Total Return Portfolio
   Fundamental Value Portfolio                                     Smith Barney Aggressive Growth Portfolio
SMITH BARNEY ALLOCATION SERIES INC.                                Smith Barney High Income Portfolio
   Select Balanced Portfolio                                       Smith Barney International All Cap Growth Portfolio
   Select Growth Portfolio                                         Smith Barney Large Cap Value Portfolio
   Select High Growth Portfolio                                    Smith Barney Large Capitalization Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                     Smith Barney Mid Cap Core Portfolio
   SB Government Portfolio -- Class A(1)                           Smith Barney Money Market Portfolio
   Smith Barney Growth and Income Portfolio                      VAN KAMPEN LIFE INVESTMENT TRUST
   Smith Barney Large Cap Core Portfolio                           Comstock Portfolio Class II Shares
   Smith Barney Premier Selections All Cap Growth Portfolio        Emerging Growth Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                                         Growth and Income Portfolio Class II Shares
   MFS Mid Cap Growth Portfolio                                 VARIABLE ANNUITY PORTFOLIOS
   Social Awareness Stock Portfolio                                Smith Barney Small Cap Growth Opportunities Portfolio

--------------
(1)     Formerly Smith Barney Government Portfolio

The Contract, certain Contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, PrimeElite Travelers Service Center, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-566-5412 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary................................................ 3          Income Options....................................... 29
Summary................................................. 5          Variable Liquidity Benefit........................... 29
Fee Table............................................... 8       Miscellaneous Contract Provisions....................... 29
Condensed Financial Information......................... 12         Right to Return...................................... 29
The Annuity Contract.................................... 12         Termination.......................................... 30
   Contract Owner Inquiries............................. 12         Required Reports..................................... 30
   Purchase Payments.................................... 13         Suspension of Payments............................... 30
   Accumulation Units................................... 13      The Separate Accounts................................... 30
   The Variable Funding Options......................... 13         Performance Information.............................. 31
The Fixed Account....................................... 16      Federal Tax Considerations.............................. 31
Charges and Deductions.................................. 16         General Taxation of Annuities........................ 31
   General.............................................. 16         Types of Contracts: Qualified and Non-qualified...... 31
   Withdrawal Charge.................................... 17         Qualified Annuity Contracts.......................... 31
   Free Withdrawal Allowance............................ 18           Taxation of Qualified Annuity Contracts............ 32
   Administrative Charges............................... 18           Mandatory Distributions for Qualified Plans........ 32
   Mortality and Expense Risk Charge.................... 18         Non-qualified Annuity Contracts...................... 32
   Variable Liquidity Benefit Charge.................... 18           Diversification Requirements for Variable
   Variable Funding Option Expenses..................... 19             Annuities........................................ 33
   Premium Tax.......................................... 19           Ownership of the Investments....................... 33
   Changes in Taxes Based Upon Premium or Value......... 19           Taxation of Death Benefit Proceeds................. 33
Transfers............................................... 19         Other Tax Considerations............................. 33
   Dollar Cost Averaging................................ 20           Treatment of Charges for Optional Benefits......... 33
Access to Your Money.................................... 21           Penalty Tax for Premature Distributions............ 34
   Systematic Withdrawals............................... 21           Puerto Rico Tax Considerations..................... 34
   Loans................................................ 22           Non-Resident Aliens................................ 34
Ownership Provisions.................................... 22      Other Information....................................... 34
   Types of Ownership................................... 22         The Insurance Companies.............................. 34
   Contract Owner....................................... 22         Financial Statements................................. 34
   Beneficiary.......................................... 22         Distribution of Variable Annuity Contracts........... 34
   Annuitant............................................ 22         Conformity with State and Federal Laws............... 35
Death Benefit........................................... 23         Voting Rights........................................ 36
   Death Proceeds Before the Maturity Date.............. 23         Restrictions on Financial Transactions............... 36
   Payment of Proceeds.................................. 24         Legal Proceedings and Opinions....................... 36
   Beneficiary Contract Continuance..................... 26      Appendix A: Condensed Financial Information
   Planned Death Benefit................................ 26         for The Travelers Insurance Company: Separate
   Death Proceeds After the Maturity Date............... 26         Account PF ......................................... A-1
The Annuity Period...................................... 27      Appendix B: Condensed Financial Information
   Maturity Date........................................ 27         for The Travelers Life and Annuity: Separate
   Allocation of Annuity................................ 27         Account PF II....................................... B-1
   Variable Annuity..................................... 27      Appendix C: The Fixed Account.......................... C-1
   Fixed Annuity........................................ 28      Appendix D: Waiver of Withdrawal
Payment Options......................................... 28         Charge for Nursing Home Confinement................. D-1
   Election of Options.................................. 28      Appendix E: Contents of the Statement
   Annuity Options...................................... 28         of Additional Information........................... E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION: -- An investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                   TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities ("Separate Account PF"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II"). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

              YEARS SINCE PURCHASE PAYMENT MADE
        ---------------------------------------------
         GREATER THAN OR EQUAL TO    BUT LESS THAN     WITHDRAWAL CHARGE
        -------------------------   -----------------  -------------------
                   0                       1                   8%
                   1                       2                   7%
                   2                       3                   6%
                   3                       4                   5%
                   4                       5                   4%
                   5                       6                   3%
                   6                       7                   2%
                   7                       8                   1%
                  8+                                           0%


   VARIABLE LIQUIDITY BENEFIT CHARGE...................................... 8%(1)
   (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

   ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................................... $30
--------------
(1) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                8%
        1 years               2 years                7%
        2 years               3 years                6%
        3 years               4 years                5%
        4 years               5 years                4%
        5 years               6 years                3%
        6 years               7 years                2%
        7 years               8 years                1%
       8 + years                                     0%

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

      Mortality & Expense Risk Charge.....................................1.25%
      Administrative Expense Charge.......................................0.15%
                                                                         ------
         Total Annual Separate Account Charges............................1.40%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-(800) 842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                       MAXIMUM
                                                                  ----------------------         ---------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.53%                         1.16%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING      AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT         EXPENSES
----------------                ----------     -------------  --------   ------------   ---------------       ------------
GREENWICH STREET SERIES FUND
   Appreciation Portfolio....      0.75%           --           0.02%        0.77%            --                 0.77%
   Fundamental Value
     Portfolio...............      0.75%           --           0.02%        0.77%            --                 0.77%
SMITH BARNEY ALLOCATION
   SERIES INC.
   Select Balanced Portfolio.      0.35%           --           0.71%        1.06%            --                 1.06%(1)
   Select Growth Portfolio...      0.35%           --           0.75%        1.10%            --                 1.10%(1)
   Select High Growth
     Portfolio...............      0.35%           --           0.81%        1.16%            --                 1.16%(1)
SMITH BARNEY INVESTMENT
   SERIES
   SB Government
     Portfolio -- Class A....      0.60%           --           0.08%        0.68%            --                 0.68%
   Smith Barney Growth and
     Income Portfolio........      0.75%           --           0.12%        0.87%            --                 0.87%
   Smith Barney Large Cap
     Core Portfolio..........      0.75%           --           0.16%        0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio........      0.75%           --           0.15%        0.90%            --                 0.90%
THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap
     Core Portfolio+.........      0.80%           --           0.19%        0.99%            --                 0.99%(2)
   MFS Mid Cap Growth
     Portfolio...............      0.80%           --           0.12%        0.92%            --                 0.92%(2)
   Social Awareness Stock
     Portfolio...............      0.62%           --           0.16%        0.78%            --                 0.78%(3)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE        NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER              ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING      AND/OR EXPENSE        OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT         EXPENSES
----------------                ----------     -------------  --------   ------------   ---------------       ------------
TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio      0.80%           --           0.02%        0.82%            --                 0.82%
   Smith Barney Aggressive
     Growth Portfolio........      0.80%           --           0.02%        0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio...............      0.60%           --           0.09%        0.69%            --                 0.69%
   Smith Barney
     International All Cap
     Growth Portfolio........      0.90%           --           0.09%        0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio.........      0.65%           --           0.04%        0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio...............      0.75%           --           0.04%        0.79%            --                 0.79%
   Smith Barney Mid Cap Core
     Portfolio...............      0.75%           --           0.10%        0.85%            --                 0.85%
   Smith Barney Money Market
     Portfolio...............      0.50%           --           0.03%        0.53%            --                 0.53%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II Shares*........      0.60%          0.25%         0.05%        0.90%            --                 0.90%
   Emerging Growth Portfolio
     Class II Shares*........      0.70%          0.25%         0.07%        1.02%            --                 1.02%
   Growth and Income
     Portfolio Class II
     Shares*.................      0.60%          0.25%         0.06%        0.91%            --                 0.91%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............      0.75%           --           0.40%        1.15%            --                --(4)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.

NOTES
 (1) Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/04 (the fiscal year end of the Portfolios).

 (2) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (4) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                    VOLUNTARY FEE
                                                                                    WAIVER AND/OR
                                                                                       EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
       ----------------                                                         ----------------------    ----------------------
       Smith Barney Small Cap Growth Opportunities Portfolio                            0.25%                     0.90%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
 --------------                             -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................   1069      1425      1808       2988       269       825       1408        2988
Underlying Fund with Minimum Total Annual
Operating Expenses.........................   1006      1235      1491       2353       206       635       1091        2353

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Life & Annuity PrimElite Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of             Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in
                                          ("SBFM") equity securities of U.S.
                                          companies.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current      SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.

SMITH BARNEY ALLOCATION SERIES INC.
   Select Balanced Portfolio              Seeks a balance of growth of capital         Travelers Investment Adviser,
                                          and income. The Fund is a "fund of           Inc.("TIA")
                                          funds." Rather than investing directly
                                          in securities, the Fund normally
                                          invests in other Smith Barney equity
                                          and fixed-income mutual funds.

   Select Growth Portfolio                Seeks long-term growth of capital. The       Travelers Investment Adviser, Inc.
                                          Fund is a "fund of funds." Rather than
                                          investing directly in securities, the
                                          Fund normally invests in other Smith
                                          Barney mutual funds, which are
                                          primarily equity funds.

   Select High Growth Portfolio           Seeks capital appreciation. The Fund is      Travelers Investment Adviser, Inc.
                                          a "fund of funds." Rather than
                                          investing directly in securities, the
                                          Fund normally invests in other Smith
                                          Barney mutual funds, which are
                                          primarily fixed-income funds.

SMITH BARNEY INVESTMENT SERIES
   SB Government Portfolio -- Class A     Seeks high current return consistent         Smith Barney Fund Management LLC
                                          with preservation of capital. The Fund       ("SBFM")
                                          normally invests in debt securities
                                          issued or guaranteed by the U.S.
                                          government, its agencies or
                                          instrumentalities.

   Smith Barney Growth and Income         Seeks reasonable growth and income. The      Smith Barney Fund Management LLC
     Portfolio                            Fund normally invests in equity
                                          securities of large U.S companies that
                                          provide dividend or interest income.

                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund         Smith Barney Fund Management LLC
     Portfolio                            normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The          Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The          TAMIC
     Portfolio+                           Fund normally invests in a diversified       Subadviser: Merrill Lynch
                                          portfolio of equity securities of large      Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The       TAMIC
                                          Fund normally invests in equity              Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation         Smith Barney Fund Management
                                          and retention of net investment income.      LLC("SBFM")
                                          The Fund normally invests in equity
                                          securities. The Fund seeks companies
                                          that meet certain investment criteria
                                          and social criteria.

TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio             Seeks above average income consistent        TIA
                                          with the prudent employment of capital.      Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.        SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,      SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from            SBFM
     Growth Portfolio                     growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.           SBFM
     Portfolio                            Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The       SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith arney Mid Cap Core Portfolio     Seeks long-term growth of capital. The       SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.

   Smith Barney Money Market Portfolio    Seeks to maximize current income             SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

                FUNDING                                  INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management
                                          Fund normally invests in common and          Inc.("Van  Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen Asset Management
     Shares                               normally invests in common stocks of         Inc.("Van Kampen")
                                          emerging growth companies.

   Growth and Income Portfolio            Seeks long-term growth of capital and        Van Kampen Asset Management
     Class II Shares                      income. The Fund normally invests in         Inc.("Van Kampen")
                                          income producing equity securities.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The          Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts;

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

            YEARS SINCE PURCHASE PAYMENT MADE
       --------------------------------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN     WITHDRAWAL CHARGE
       ------------------------- ------------------ --------------------
                  0                      1                  8%
                  1                      2                  7%
                  2                      3                  6%
                  3                      4                  5%
                  4                      5                  4%
                  5                      6                  3%
                  6                      7                  2%
                  7                      8                  1%
                  8+                                        0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       1.  any Purchase Payment to which no withdrawal charge applies then;

       2. any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

       3. any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

       4.  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving);

       o   if an annuity payout (based on life expectancy) has begun

       o due to a minimum distribution under our minimum distribution rules then in effect; or

       o if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

You may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment. If the initial Purchase Payment is the result of multiple transfers and/or exchanges, we will apply the 15% to the aggregate Purchase Payments received from outside carriers provided that:

       1. the transfer paperwork attributable to each such payment is submitted to our office with the original application, and

       2. such payments are received by our office within 120 days after the application is received.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

       1.  from the distribution of death proceeds or

       2.  after an annuity payout has begun.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

     YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------------
 GREATER THAN OR EQUAL TO        BUT LESS THAN      WITHDRAWAL CHARGE
----------------------------    ----------------    -------------------
          0 years                   1 year                  8%
          1 year                    2 years                 7%
          2 years                   3 years                 6%
          3 years                   4 years                 5%
          4 years                   5 years                 4%
          5 years                   6 years                 3%
          6 years                   7 years                 2%
          7 years                   8 years                 1%
         8+ years                                           0%

Please refer to "Payment Options" for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK

MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant and

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

We will pay the beneficiary an amount as described below, which amount will be reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

----------------------------------------------------------------------------------------------------------------------
                  AGE ON CONTRACT DATE                                             DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------
If the Annuitant was younger than age 76 on the               o    the Contract Value on the Death Report Date
Contract Date, the death benefit will be the greatest
of:                                                           o    the total Purchase Payments made under the
                                                                   Contract (less any withdrawals); or

                                                              o    the step-up value, if any, as described below.
----------------------------------------------------------------------------------------------------------------------
If the Annuitant was age 76 or over on the Contract           o    the Contract Value on the Death Report Date.
Date, the death benefit will be:
----------------------------------------------------------------------------------------------------------------------

            IF THE ANNUITANT IS YOUNGER THAN AGE 76 ON CONTRACT DATE

STEP-UP VALUE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 67 ON THE CONTRACT DATE. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals.

WHERE THE ANNUITANT WAS AGE 67 THROUGH 75 ON THE CONTRACT DATE. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. The only changes made to the step-up value on or after the eighth Contract Date anniversary will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) =  $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

       50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.


            IF THE ANNUITANT IS AGE 76 OR OLDER ON THE CONTRACT DATE

We will pay to the beneficiary a death benefit in an amount equal to the Contract Value as of the Death Report Date, reduced by any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                  APPLY*
------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)     The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S estate.    receive the distribution.
------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)         The beneficiary (ies),      Unless, the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S estate.    receive the distribution.
------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE          The surviving joint         Unless the surviving joint owner        Yes
ANNUITANT)                           owner.                      elects to continue the Contract
                                                                 rather than receive the
                                                                 distribution.
------------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE              The beneficiary (ies),      Unless the beneficiary/surviving        Yes
ANNUITANT)                           or if none, to the          joint owner elects to continue the
                                     surviving joint owner.      Contract rather than receive the
                                                                 distribution.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MANDATORY
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .                                  APPLY*
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE            The beneficiary (ies),      Unless, the beneficiary elects to       Yes
CONTRACT OWNER)                      or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER.             receive the distribution.

                                                                 Or, unless there is a CONTINGENT
                                                                 ANNUITANT. Then, the CONTINGENT
                                                                 ANNUITANT becomes the ANNUITANT
                                                                 and the Contract continues in
                                                                 effect (generally using the
                                                                 original Maturity Date). The
                                                                 proceeds will then be paid upon
                                                                 the death of the CONTINGENT
                                                                 ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT       See death of "owner who                                             Yes
OWNER)                               is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                                               Yes (Death of
NONNATURAL ENTITY/TRUST)             (e.g. the trust) or if                                              ANNUITANT is
                                     none, to the owner.                                                 treated as death of
                                                                                                         the owner in these
                                                                                                         circumstances.)
------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)            payable; Contract
                                     continues.
------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.
------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                               N/A
                                     payable; Contract
                                     continues.
------------------------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                           MANDATORY PAYOUT
    BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                     RULES APPLY*
      UPON THE DEATH OF THE            PAY THE PROCEEDS TO:        UNLESS. . .                               (SEE *ABOVE)
------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump-sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Surrender Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor separate accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each

Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with PFS Investments, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts and an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (7/98)............................   2003        0.871           1.070              52,476,563
                                                               2002        1.071           0.871              57,410,955
                                                               2001        1.131           1.071              60,882,283
                                                               2000        1.151           1.131              55,820,187
                                                               1999        1.032           1.151              39,976,851
                                                               1998        1.000           1.032               6,001,504

   Fundamental Value Portfolio (5/01).......................   2003        0.714           0.977              19,198,063
                                                               2002        0.921           0.714              19,033,307
                                                               2001        1.000           0.921               8,573,648

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (7/98).........................   2003        0.993           1.178              20,121,366
                                                               2002        1.077           0.993              22,795,695
                                                               2001        1.107           1.077              25,401,469
                                                               2000        1.071           1.107              16,329,880
                                                               1999        1.010           1.071              11,802,965
                                                               1998        1.000           1.010               3,276,785

   Select Growth Portfolio (7/98)...........................   2003        0.795           1.018              16,122,154
                                                               2002        0.983           0.795              17,913,231
                                                               2001        1.106           0.983              20,695,886
                                                               2000        1.178           1.106              21,993,066
                                                               1999        1.028           1.178              16,449,483
                                                               1998        1.000           1.028               4,128,790

   Select High Growth Portfolio (7/98)......................   2003        0.752           1.015               8,498,963
                                                               2002        1.000           0.752               9,696,141
                                                               2001        1.153           1.000              11,235,146
                                                               2000        1.260           1.153              12,351,705
                                                               1999        1.007           1.260               6,958,968
                                                               1998        1.000           1.007               2,419,349

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (5/00).........   2003        1.228           1.220               6,308,716
                                                               2002        1.154           1.228               6,340,663
                                                               2001        1.105           1.154                 948,144
                                                               2000        1.000           1.105                 305,703

   Smith Barney Growth and Income Portfolio (5/00)..........   2003        0.626           0.804               8,800,033
                                                               2002        0.816           0.626               8,489,381
                                                               2001        0.927           0.816               6,211,271
                                                               2000        1.000           0.927               3,031,797

   Smith Barney Large Cap Core Portfolio (5/00).............   2003        0.549           0.668              15,885,034
                                                               2002        0.752           0.549              16,957,616
                                                               2001        0.892           0.752              17,766,971
                                                               2000        1.000           0.892              11,573,385

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/00).........................................   2003        0.640           0.848               4,477,624
                                                               2002        0.887           0.640               4,977,057
                                                               2001        1.048           0.887               5,405,644
                                                               2000        1.000           1.048               3,237,291

The Travelers Series Trust
   Merrill Lynch Large Cap Core Portfolio (7/98)............   2003        0.647           0.773              12,564,181
                                                               2002        0.876           0.647              14,381,784
                                                               2001        1.146           0.876              17,155,896
                                                               2000        1.231           1.146              17,616,134
                                                               1999        1.009           1.231              10,815,585
                                                               1998        1.000           1.009               3,296,438

   MFS Mid Cap Growth Portfolio (7/98)......................   2003        0.668           0.903              15,909,300
                                                               2002        1.325           0.668              17,818,957
                                                               2001        1.760           1.325              20,566,363
                                                               2000        1.632           1.760              19,101,495
                                                               1999        1.008           1.632               6,463,249
                                                               1998        1.000           1.008               1,229,892

   Social Awareness Stock Portfolio (5/00)..................   2003        0.606           0.770               3,473,439
                                                               2002        0.818           0.606               4,034,308

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Social Awareness Stock Portfolio  (continued)............   2001        0.984           0.818               3,997,356
                                                               2000        1.000           0.984               1,618,990

Travelers Series Fund Inc.
   MFS Total Return Portfolio (7/98)........................   2003        1.085           1.246              18,818,831
                                                               2002        1.161           1.085              19,296,064
                                                               2001        1.177           1.161              17,379,044
                                                               2000        1.024           1.177              13,308,965
                                                               1999        1.011           1.024               8,380,698
                                                               1998        1.000           1.011               1,863,613

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        0.642           0.851              43,751,011
                                                               2002        0.966           0.642              45,161,290
                                                               2001        1.021           0.966              37,422,234
                                                               2000        1.000           1.021              18,739,294

   Smith Barney High Income Portfolio (7/98)................   2003        0.796           1.000              10,984,181
                                                               2002        0.834           0.796              10,645,027
                                                               2001        0.879           0.834               9,315,239
                                                               2000        0.969           0.879               6,930,395
                                                               1999        0.958           0.969               5,067,973
                                                               1998        1.000           0.958               1,085,592

   Smith Barney International All Cap Growth
   Portfolio (7/98).........................................   2003        0.550           0.691              12,484,389
                                                               2002        0.750           0.550              13,686,502
                                                               2001        1.105           0.750              15,011,452
                                                               2000        1.471           1.105              13,921,387
                                                               1999        0.889           1.471               5,354,378
                                                               1998        1.000           0.889               1,252,105

   Smith Barney Large Cap Value Portfolio (7/98)............   2003        0.712           0.896              21,845,549
                                                               2002        0.969           0.712              23,997,566
                                                               2001        1.070           0.969              27,245,126
                                                               2000        0.959           1.070              22,747,428
                                                               1999        0.972           0.959              17,862,435
                                                               1998        1.000           0.972               3,867,915

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Large Capitalization Growth Portfolio (5/01)   2003        0.670           0.974               1,296,641
                                                               2002        0.903           0.670                 690,901
                                                               2001        1.000           0.903                 374,309

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.748           0.957               2,678,132
                                                               2002        0.938           0.748               2,595,265
                                                               2001        1.000           0.938               1,540,502

   Smith Barney Money Market Portfolio (7/98)...............   2003        1.121           1.113              12,766,308
                                                               2002        1.123           1.121              20,774,655
                                                               2001        1.098           1.123              20,145,080
                                                               2000        1.050           1.098               8,885,259
                                                               1999        1.016           1.050               8,243,538
                                                               1998        1.000           1.016               1,796,861

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (9/00).............   2003        0.888           1.145              10,849,473
                                                               2002        1.118           0.888              11,633,169
                                                               2001        1.166           1.118               8,684,522
                                                               2000        1.000           1.166               1,128,683

   Emerging Growth Portfolio -- Class II Shares (9/00)......   2003        0.346           0.433              23,695,018
                                                               2002        0.521           0.346              24,628,432
                                                               2001        0.773           0.521              22,937,404
                                                               2000        1.000           0.773               9,176,940

   Growth and Income Portfolio -- Class II Shares (9/00)....   2003        0.815           1.026              10,180,058
                                                               2002        0.969           0.815              10,499,669
                                                               2001        1.046           0.969               7,756,387
                                                               2000        1.000           1.046                 888,512

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.699           0.979               1,960,145
                                                               2002        0.954           0.699               2,035,918
                                                               2001        1.000           0.954               2,228,011

                                      NOTES

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio -- Class A Shares.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (7/98)............................   2003        0.871           1.070             277,199,236
                                                               2002        1.071           0.871             305,862,953
                                                               2001        1.131           1.071             336,418,349
                                                               2000        1.151           1.131             312,397,588
                                                               1999        1.032           1.151             235,392,378
                                                               1998        1.000           1.032              36,108,910

   Fundamental Value Portfolio (5/01).......................   2003        0.714           0.977              98,553,016
                                                               2002        0.921           0.714              96,655,554
                                                               2001        1.000           0.921              64,153,523

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (7/98).........................   2003        0.993           1.178             130,488,700
                                                               2002        1.077           0.993             149,437,297
                                                               2001        1.107           1.077             172,335,872
                                                               2000        1.071           1.107             116,649,147
                                                               1999        1.010           1.071              92,958,272
                                                               1998        1.000           1.010              37,964,992

   Select Growth Portfolio (6/98)...........................   2003        0.795           1.018             100,968,266
                                                               2002        0.983           0.795             114,187,022
                                                               2001        1.106           0.983             135,503,046
                                                               2000        1.178           1.106             148,142,153
                                                               1999        1.028           1.178             106,081,505
                                                               1998        1.000           1.028              30,475,847

   Select High Growth Portfolio (7/98)......................   2003        0.752           1.015              69,124,649
                                                               2002        1.000           0.752              78,227,750
                                                               2001        1.153           1.000              91,359,358
                                                               2000        1.260           1.153              98,281,080
                                                               1999        1.007           1.260              63,571,711
                                                               1998        1.000           1.007              18,718,704

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Smith Barney Investment Series
   SB Government Portfolio -- Class A Shares (5/00).........   2003        1.228           1.220              27,260,170
                                                               2002        1.154           1.228              38,471,098
                                                               2001        1.105           1.154               8,557,026

   Smith Barney Growth and Income Portfolio (5/00)..........   2003        0.626           0.804              35,711,271
                                                               2002        0.816           0.626              37,873,166
                                                               2001        0.927           0.816              37,624,621

   Smith Barney Large Cap Core Portfolio (5/00).............   2003        0.549           0.668              66,159,697
                                                               2002        0.752           0.549              72,423,198
                                                               2001        0.892           0.752              77,234,297

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/00).........................................   2003        0.640           0.848              25,922,880
                                                               2002        0.887           0.640              29,168,924
                                                               2001        1.048           0.887              33,868,061

The Travelers Series Trust
   Merrill Lynch Large Cap Core Portfolio (7/98)............   2003        0.647           0.773              78,600,014
                                                               2002        0.876           0.647              89,594,557
                                                               2001        1.146           0.876             105,780,846
                                                               2000        1.231           1.146             111,973,813
                                                               1999        1.009           1.231              70,357,077
                                                               1998        1.000           1.009              18,932,328

   MFS Mid Cap Growth Portfolio (7/98)......................   2003        0.668           0.903              80,093,383
                                                               2002        1.325           0.668              88,921,075
                                                               2001        1.760           1.325             104,171,306
                                                               2000        1.632           1.760             102,889,577
                                                               1999        1.008           1.632              34,997,092
                                                               1998        1.000           1.008               5,280,045

   Social Awareness Stock Portfolio (5/00)..................   2003        0.606           0.770              20,214,940
                                                               2002        0.818           0.606              21,776,370
                                                               2001        0.984           0.818              22,300,728
                                                               2000        1.000           0.984               8,016,692

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   MFS Total Return Portfolio (7/98)........................   2003        1.085           1.246              91,804,080
                                                               2002        1.161           1.085              99,649,522
                                                               2001        1.177           1.161              99,836,614
                                                               2000        1.024           1.177              75,344,816
                                                               1999        1.011           1.024              54,861,298
                                                               1998        1.000           1.011              11,901,259

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        0.642           0.851             208,166,094
                                                               2002        0.966           0.642             220,631,371
                                                               2001        1.021           0.966             210,647,462
                                                               2000        1.000           1.021              98,624,592

   Smith Barney High Income Portfolio (7/98)................   2003        0.796           1.000              43,484,697
                                                               2002        0.834           0.796              44,665,354
                                                               2001        0.879           0.834              44,411,527
                                                               2000        0.969           0.879              31,714,593
                                                               1999        0.958           0.969              25,856,446
                                                               1998        1.000           0.958               7,250,612

   Smith Barney International All Cap Growth
   Portfolio (7/98).........................................   2003        0.550           0.691              55,655,742
                                                               2002        0.750           0.550              62,301,931
                                                               2001        1.105           0.750              71,952,232
                                                               2000        1.471           1.105              68,195,410
                                                               1999        0.889           1.471              28,191,109
                                                               1998        1.000           0.889               8,642,970

   Smith Barney Large Cap Value Portfolio (7/98)............   2003        0.712           0.896              97,272,781
                                                               2002        0.969           0.712             111,686,294
                                                               2001        1.070           0.969             130,549,518
                                                               2000        0.959           1.070             109,901,403
                                                               1999        0.972           0.959              95,910,703
                                                               1998        1.000           0.972              21,613,178

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2003        0.670           0.974              10,982,363
                                                               2002        0.903           0.670               5,747,327
                                                               2001        1.000           0.903               3,651,010

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
--------------                                                ------- ---------------- --------------- ---------------------
   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.748           0.957              13,425,597
                                                               2002        0.938           0.748              13,231,648
                                                               2001        1.000           0.938               8,351,207

   Smith Barney Money Market Portfolio (7/98)...............   2003        1.121           1.113              53,438,881
                                                               2002        1.123           1.121              80,376,314
                                                               2001        1.098           1.123              93,223,071
                                                               2000        1.050           1.098              43,727,837
                                                               1999        1.016           1.050              56,006,627
                                                               1998        1.000           1.016               9,365,841

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (9/00).............   2003        0.888           1.145              71,792,376
                                                               2002        1.118           0.888              77,886,655
                                                               2001        1.166           1.118              67,881,535
                                                               2000        1.000           1.166               7,549,285

   Emerging Growth Portfolio -- Class II Shares (9/00)......   2003        0.346           0.433             121,847,478
                                                               2002        0.521           0.346             132,843,168
                                                               2001        0.773           0.521             135,230,509
                                                               2000        1.000           0.773              57,423,433

   Growth and Income Portfolio -- Class II Shares (9/00)....   2003        0.815           1.026              60,583,139
                                                               2002        0.969           0.815              64,064,707
                                                               2001        1.046           0.969              54,264,238
                                                               2000        1.000           1.046              12,181,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.699           0.979              11,131,323
                                                               2002        0.954           0.699              10,049,014
                                                               2001        1.000           0.954               9,833,197

                                      NOTES

Effective May 12, 2003 Smith Barney Investment Series: Smith Barney Government Portfolio changed its name to SB Government Portfolio - Class A Shares.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The Travelers Series Trust: Merrill Lynch large Cap Core Portfolio is no longer available to new contract owners.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT


            (This waiver is not available if the Annuitant is age 71
                  or older on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.


                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                      D-1
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

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Accountants
                      Financial Statements


Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, PrimeElite Travelers Service Center, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12685S.

Name:
             -------------------------------------------------------
Address:
             -------------------------------------------------------

             -------------------------------------------------------

                                      E-1
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


L-12684                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                    PRIMELITE
                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 3, 2004


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT AUDITORS......................................................     7
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account PF II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- ----------------------------------------
                                             UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                     BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                        $121,903                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                        $103,960                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2001                                                        $124,215                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

ANNUAL REPORT
DECEMBER 31, 2003

                           THE TRAVELERS SEPARATE ACCOUNT PF II
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                           AIM V.I.              AIM V.I.
                                           CAPITAL               PREMIER
                                         APPRECIATION             EQUITY          ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                            FUND -                FUND -           PREMIER GROWTH          TECHNOLOGY
                                          SERIES II             SERIES II        PORTFOLIO - CLASS B   PORTFOLIO - CLASS B
                                         ------------           ----------       -------------------   -------------------
ASSETS:
  Investments at market value:            $  899,147            $  948,185            $  843,820            $1,112,490

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               899,147               948,185               843,820             1,112,490
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   189                   199                   173                   234
    Administrative fees ......                    19                    19                    17                    23
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   208                   218                   190                   257
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  898,939            $  947,967            $  843,630            $1,112,233
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         GLOBAL GROWTH                               GROWTH-INCOME         MUTUAL SHARES
                                        FUND - CLASS 2        GROWTH FUND -         FUND - CLASS 2       SECURITIES FUND -
                                           SHARES             CLASS 2 SHARES            SHARES            CLASS 2 SHARES
                                        --------------        --------------        --------------       -----------------
ASSETS:
  Investments at market value:            $  782,069            $2,650,568            $2,972,240            $9,043,392

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

    Total Assets .............               782,069             2,650,568             2,972,240             9,043,392
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   158                   546                   603                 1,860
    Administrative fees ......                    16                    54                    59                   183
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   174                   600                   662                 2,043
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  781,895            $2,649,968            $2,971,578            $9,041,349
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                         OPPENHEIMER
                                                                           CAPITAL             OPPENHEIMER
 TEMPLETON GROWTH                                                       APPRECIATION           MAIN STREET           PIONEER FUND
 SECURITIES FUND -        APPRECIATION         FUNDAMENTAL VALUE          FUND/VA -              FUND/VA -          VCT PORTFOLIO -
  CLASS 2 SHARES            PORTFOLIO              PORTFOLIO           SERVICE SHARES         SERVICE SHARES        CLASS II SHARES
 -----------------        ------------         -----------------       --------------         --------------        ---------------
   $  5,837,236           $399,495,425           $227,985,456           $  4,296,811           $  6,137,045           $  1,573,183


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

      5,837,236            399,495,425            227,985,456              4,296,811              6,137,045              1,573,183
   ------------           ------------           ------------           ------------           ------------           ------------




          1,188                 71,695                 43,524                    878                  1,276                    329
            117                  8,130                  4,624                     86                    125                     32
   ------------           ------------           ------------           ------------           ------------           ------------

          1,305                 79,825                 48,148                    964                  1,401                    361
   ------------           ------------           ------------           ------------           ------------           ------------

   $  5,835,931           $399,415,600           $227,937,308           $  4,295,847           $  6,135,644           $  1,572,822
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                         PUTNAM VT
                                            PIONEER               PUTNAM VT              SMALL CAP
                                         MID CAP VALUE           INTERNATIONAL         VALUE FUND -
                                        VCT PORTFOLIO -         EQUITY FUND -            CLASS IB            SELECT BALANCED
                                        CLASS II SHARES        CLASS IB SHARES            SHARES                PORTFOLIO
                                        ---------------        ---------------         ------------          ---------------
ASSETS:
  Investments at market value:           $  4,926,223           $  2,071,316           $  4,643,197           $178,950,870

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                         ------------           ------------           ------------           ------------

      Total Assets ...........              4,926,223              2,071,316              4,643,197            178,950,870
                                         ------------           ------------           ------------           ------------


LIABILITIES:
  Payables:
    Insurance charges ........                  1,029                    425                    973                 31,487
    Administrative fees ......                    101                     42                     96                  3,659
                                         ------------           ------------           ------------           ------------

      Total Liabilities ......                  1,130                    467                  1,069                 35,146
                                         ------------           ------------           ------------           ------------

NET ASSETS:                              $  4,925,093           $  2,070,849           $  4,642,128           $178,915,724
                                         ============           ============           ============           ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                      SMITH BARNEY
                                                                                                                         PREMIER
                                                      SB                                                               SELECTIONS
                          SELECT HIGH             GOVERNMENT            SMITH BARNEY           SMITH BARNEY              ALL CAP
   SELECT GROWTH            GROWTH               PORTFOLIO -             GROWTH AND              LARGE CAP               GROWTH
     PORTFOLIO             PORTFOLIO            CLASS A SHARES        INCOME PORTFOLIO        CORE PORTFOLIO            PORTFOLIO
   -------------          ------------          --------------        ----------------        --------------          ------------
   $107,554,051           $ 71,461,938           $109,497,116           $ 49,155,024           $ 57,201,254           $ 23,022,972


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

    107,554,051             71,461,938            109,497,116             49,155,024             57,201,254             23,022,972
   ------------           ------------           ------------           ------------           ------------           ------------




         18,497                 12,201                 21,745                  9,070                 10,207                  3,967
          2,196                  1,458                  2,259                    994                  1,166                    471
   ------------           ------------           ------------           ------------           ------------           ------------

         20,693                 13,659                 24,004                 10,064                 11,373                  4,438
   ------------           ------------           ------------           ------------           ------------           ------------

   $107,533,358           $ 71,448,279           $109,473,112           $ 49,144,960           $ 57,189,881           $ 23,018,534
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         CONVERTIBLE         MERRILL LYNCH             MFS MID               SOCIAL
                                         SECURITIES            LARGE CAP             CAP GROWTH             AWARENESS
                                          PORTFOLIO          CORE PORTFOLIO           PORTFOLIO          STOCK PORTFOLIO
                                         -----------         --------------          -----------         ---------------
ASSETS:
  Investments at market value:           $13,300,778           $64,059,226           $76,479,741           $22,354,166

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            13,300,778            64,059,226            76,479,741            22,354,166
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                 2,746                11,019                13,167                 4,053
    Administrative fees ......                   270                 1,307                 1,561                   455
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 3,016                12,326                14,728                 4,508
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $13,297,762           $64,046,900           $76,465,013           $22,349,658
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    EQUITY AND                                                                                 SMITH BARNEY
      INCOME                                     SMITH BARNEY           SMITH BARNEY           INTERNATIONAL          SMITH BARNEY
   PORTFOLIO -              MFS TOTAL             AGGRESSIVE             HIGH INCOME          ALL CAP GROWTH            LARGE CAP
     CLASS II           RETURN PORTFOLIO       GROWTH PORTFOLIO           PORTFOLIO              PORTFOLIO           VALUE PORTFOLIO
   ------------         ----------------       ----------------         ------------          --------------         ---------------
   $ 18,882,786           $167,460,008           $293,050,102           $ 68,152,535           $ 43,767,998           $ 91,682,669


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

     18,882,786            167,460,008            293,050,102             68,152,535             43,767,998             91,682,669
   ------------           ------------           ------------           ------------           ------------           ------------




          3,843                 30,419                 54,027                 12,591                  7,597                 15,747
            378                  3,415                  5,957                  1,393                    887                  1,869
   ------------           ------------           ------------           ------------           ------------           ------------

          4,221                 33,834                 59,984                 13,984                  8,484                 17,616
   ------------           ------------           ------------           ------------           ------------           ------------

   $ 18,878,565           $167,426,174           $292,990,118           $ 68,138,551           $ 43,759,514           $ 91,665,053
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         SMITH BARNEY                                                       TRAVELERS
                                             LARGE             SMITH BARNEY         SMITH BARNEY             MANAGED
                                        CAPITALIZATION         MID CAP CORE         MONEY MARKET             INCOME
                                       GROWTH PORTFOLIO          PORTFOLIO            PORTFOLIO             PORTFOLIO
                                       ----------------        ------------         ------------           -----------
ASSETS:
  Investments at market value:           $24,278,086           $30,457,223           $98,974,675           $32,829,141

  Receivables:
    Dividends ................                    --                    --                21,405                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........            24,278,086            30,457,223            98,996,080            32,829,141
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                 4,588                 5,856                18,385                 6,862
    Administrative fees ......                   491                   623                 2,024                   676
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                 5,079                 6,479                20,409                 7,538
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $24,273,007           $30,450,744           $98,975,671           $32,821,603
                                         ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                            EMERGING                                   SMITH BARNEY               EQUITY -
                             GROWTH                                      SMALL CAP                 INCOME               GROWTH
      COMSTOCK             PORTFOLIO -            GROWTH AND               GROWTH               PORTFOLIO -           PORTFOLIO -
    PORTFOLIO -             CLASS II          INCOME PORTFOLIO -       OPPORTUNITIES              SERVICE               SERVICE
  CLASS II SHARES            SHARES            CLASS II SHARES           PORTFOLIO                 CLASS 2              CLASS 2
  ---------------         ------------        ------------------       -------------           ------------           ------------
   $137,477,531           $ 69,751,465           $105,985,246           $ 14,820,327           $  4,215,671           $  1,756,692


             --                     --                     --                     --                     --                     --
   ------------           ------------           ------------           ------------           ------------           ------------

    137,477,531             69,751,465            105,985,246             14,820,327              4,215,671              1,756,692
   ------------           ------------           ------------           ------------           ------------           ------------




         25,394                 12,539                 19,623                  2,682                    878                    369
          2,794                  1,422                  2,152                    303                     86                     36
   ------------           ------------           ------------           ------------           ------------           ------------

         28,188                 13,961                 21,775                  2,985                    964                    405
   ------------           ------------           ------------           ------------           ------------           ------------

   $137,449,343           $ 69,737,504           $105,963,471           $ 14,817,342           $  4,214,707           $  1,756,287
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            MID CAP
                                          PORTFOLIO -
                                            SERVICE
                                            CLASS 2                 COMBINED
                                         --------------           --------------
ASSETS:
  Investments at market value:           $    3,783,504           $2,656,580,598

  Receivables:
    Dividends ................                       --                   21,405
                                         --------------           --------------

      Total Assets ...........                3,783,504            2,656,602,003
                                         --------------           --------------


LIABILITIES:
  Payables:
    Insurance charges ........                      780                  485,618
    Administrative fees ......                       77                   54,122
                                         --------------           --------------

      Total Liabilities ......                      857                  539,740
                                         --------------           --------------

NET ASSETS:                              $    3,782,647           $2,656,062,263
                                         ==============           ==============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                        AIM V.I.
                                                        CAPITAL            AIM V.I.
                                                      APPRECIATION      PREMIER EQUITY     ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                                         FUND -              FUND -          PREMIER GROWTH    TECHNOLOGY PORTFOLIO
                                                       SERIES II           SERIES II      PORTFOLIO - CLASS B        CLASS B
                                                      ------------      --------------    -------------------  --------------------
INVESTMENT INCOME:
  Dividends ...................................        $      --           $   2,026           $      --            $      --
                                                       ---------           ---------           ---------            ---------

EXPENSES:
  Insurance charges ...........................            9,454              10,095               7,733                8,691
  Administrative fees .........................              922                 989                 762                  842
                                                       ---------           ---------           ---------            ---------

    Total expenses ............................           10,376              11,084               8,495                9,533
                                                       ---------           ---------           ---------            ---------

      Net investment income (loss) ............          (10,376)             (9,058)             (8,495)              (9,533)
                                                       ---------           ---------           ---------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                  --                  --                   --
    Realized gain (loss) on sale of investments            3,272                (934)                239                9,215
                                                       ---------           ---------           ---------            ---------

      Realized gain (loss) ....................            3,272                (934)                239                9,215
                                                       ---------           ---------           ---------            ---------

    Change in unrealized gain (loss)
      on investments ..........................          171,372             156,035             114,278              185,171
                                                       ---------           ---------           ---------            ---------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 164,268           $ 146,043           $ 106,022            $ 184,853
                                                       =========           =========           =========            =========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      GLOBAL GROWTH                           GROWTH-INCOME      MUTUAL SHARES
                                                      FUND - CLASS 2       GROWTH FUND -      FUND - CLASS 2   SECURITIES FUND -
                                                          SHARES          CLASS 2 SHARES          SHARES        CLASS 2 SHARES
                                                      --------------      --------------      --------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................        $        25         $     2,322         $    20,493        $    39,074
                                                       -----------         -----------         -----------        -----------

EXPENSES:
  Insurance charges ...........................              2,663               8,052               8,856             68,335
  Administrative fees .........................                264                 794                 879              6,725
                                                       -----------         -----------         -----------        -----------

    Total expenses ............................              2,927               8,846               9,735             75,060
                                                       -----------         -----------         -----------        -----------

      Net investment income (loss) ............             (2,902)             (6,524)             10,758            (35,986)
                                                       -----------         -----------         -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments                 79               1,002               2,081             (2,912)
                                                       -----------         -----------         -----------        -----------

      Realized gain (loss) ....................                 79               1,002               2,081             (2,912)
                                                       -----------         -----------         -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................             73,274             166,735             199,573          1,176,099
                                                       -----------         -----------         -----------        -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $    70,451         $   161,213         $   212,412        $ 1,137,201
                                                       ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                         OPPENHEIMER
                                                                           CAPITAL             OPPENHEIMER            PIONEER FUND
 TEMPLETON GROWTH                                                       APPRECIATION           MAIN STREET           VCT PORTFOLIO -
 SECURITIES FUND -        APPRECIATION            FUNDAMENTAL             FUND/VA -             FUND/VA -               CLASS II
  CLASS 2 SHARES            PORTFOLIO           VALUE PORTFOLIO        SERVICE SHARES         SERVICE SHARES             SHARES
 -----------------        ------------          ---------------        --------------         --------------         ---------------
   $     51,079           $  2,319,761           $  1,170,537           $      6,852           $     26,623           $     10,227
   ------------           ------------           ------------           ------------           ------------           ------------


         52,765              4,306,300              2,176,234                 40,468                 60,694                 16,592
          5,178                496,261                234,816                  3,959                  5,943                  1,612
   ------------           ------------           ------------           ------------           ------------           ------------

         57,943              4,802,561              2,411,050                 44,427                 66,637                 18,204
   ------------           ------------           ------------           ------------           ------------           ------------

         (6,864)            (2,482,800)            (1,240,513)               (37,575)               (40,014)                (7,977)
   ------------           ------------           ------------           ------------           ------------           ------------



             --                     --                     --                     --                     --                     --
         (5,824)            (2,469,069)              (332,137)                 4,744                 (7,058)                  (583)
   ------------           ------------           ------------           ------------           ------------           ------------

         (5,824)            (2,469,069)              (332,137)                 4,744                 (7,058)                  (583)
   ------------           ------------           ------------           ------------           ------------           ------------


      1,092,546             74,977,008             53,360,988                770,379              1,032,780                257,489
   ------------           ------------           ------------           ------------           ------------           ------------



   $  1,079,858           $ 70,025,139           $ 51,788,338           $    737,548           $    985,708           $    248,929
   ============           ============           ============           ============           ============           ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              PUTNAM VT           PUTNAM VT
                                                       PIONEER MID          INTERNATIONAL         SMALL CAP
                                                        CAP VALUE           EQUITY FUND -        VALUE FUND -
                                                     VCT PORTFOLIO -          CLASS IB             CLASS IB         SELECT BALANCED
                                                     CLASS II SHARES           SHARES               SHARES             PORTFOLIO
                                                     ---------------        -------------        ------------       ---------------
INVESTMENT INCOME:
  Dividends ...................................        $      7,081         $     10,082         $      7,733         $  4,373,678
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................              45,894               20,663               44,198            2,099,089
  Administrative fees .........................               4,483                2,033                4,354              245,877
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................              50,377               22,696               48,552            2,344,966
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............             (43,296)             (12,614)             (40,819)           2,028,712
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --                   --
    Realized gain (loss) on sale of investments               4,399              186,628               43,125           (2,641,025)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................               4,399              186,628               43,125           (2,641,025)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,064,794              233,450            1,243,890           28,697,433
                                                       ------------         ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,025,897         $    407,464         $  1,246,196         $ 28,085,120
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                            SMITH BARNEY
                                                  SB                                                           PREMIER
                                              GOVERNMENT          SMITH BARNEY                                SELECTIONS
                                             PORTFOLIO -           GROWTH AND          SMITH BARNEY            ALL CAP
  SELECT GROWTH          SELECT HIGH            CLASS A              INCOME              LARGE CAP             GROWTH
    PORTFOLIO          GROWTH PORTFOLIO         SHARES              PORTFOLIO         CORE PORTFOLIO          PORTFOLIO
  -------------        ----------------      ------------         ------------        --------------        ------------
   $  1,626,032         $    387,133         $  3,479,814         $    248,112         $    224,777         $         --
   ------------         ------------         ------------         ------------         ------------         ------------


      1,221,942              788,242            1,634,069              508,920              657,358              255,849
        145,470               94,317              173,458               56,809               75,687               30,463
   ------------         ------------         ------------         ------------         ------------         ------------

      1,367,412              882,559            1,807,527              565,729              733,045              286,312
   ------------         ------------         ------------         ------------         ------------         ------------

        258,620             (495,426)           1,672,287             (317,617)            (508,268)            (286,312)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
     (5,093,814)          (3,988,716)             200,832             (428,127)          (2,000,605)          (1,098,541)
   ------------         ------------         ------------         ------------         ------------         ------------

     (5,093,814)          (3,988,716)             200,832             (428,127)          (2,000,605)          (1,098,541)
   ------------         ------------         ------------         ------------         ------------         ------------


     28,987,753           23,499,363           (3,122,784)          10,472,792           12,560,140            7,098,078
   ------------         ------------         ------------         ------------         ------------         ------------



   $ 24,152,559         $ 19,015,221         $ (1,249,665)        $  9,727,048         $ 10,051,267         $  5,713,225
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                    MFS
                                                       CONVERTIBLE         MERRILL LYNCH           MID CAP             SOCIAL
                                                        SECURITIES           LARGE CAP             GROWTH             AWARENESS
                                                         PORTFOLIO        CORE PORTFOLIO         PORTFOLIO         STOCK PORTFOLIO
                                                       ------------       --------------        ------------       ---------------
INVESTMENT INCOME:
  Dividends ...................................        $    364,331        $    402,298         $         --         $    109,318
                                                       ------------        ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................             108,111             754,517              851,579              239,477
  Administrative fees .........................              10,672              89,774              101,293               27,274
                                                       ------------        ------------         ------------         ------------

    Total expenses ............................             118,783             844,291              952,872              266,751
                                                       ------------        ------------         ------------         ------------

      Net investment income (loss) ............             245,548            (441,993)            (952,872)            (157,433)
                                                       ------------        ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                   --                   --
    Realized gain (loss) on sale of investments              15,823          (5,064,473)         (10,960,639)            (464,342)
                                                       ------------        ------------         ------------         ------------

      Realized gain (loss) ....................              15,823          (5,064,473)         (10,960,639)            (464,342)
                                                       ------------        ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,285,609          16,177,782           32,232,645            5,078,170
                                                       ------------        ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,546,980        $ 10,671,316         $ 20,319,134         $  4,456,395
                                                       ============        ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    EQUITY AND                                                                        SMITH BARNEY
      INCOME                                SMITH BARNEY         SMITH BARNEY         INTERNATIONAL       SMITH BARNEY
   PORTFOLIO -           MFS TOTAL           AGGRESSIVE           HIGH INCOME        ALL CAP GROWTH         LARGE CAP
     CLASS II        RETURN PORTFOLIO     GROWTH PORTFOLIO         PORTFOLIO           PORTFOLIO         VALUE PORTFOLIO
   ------------      ----------------     ----------------       ------------        --------------      ---------------
   $     83,759        $  3,535,496         $         --         $  4,703,204         $    404,754         $  1,404,805
   ------------        ------------         ------------         ------------         ------------         ------------


         70,629           1,878,359            2,995,238              713,928              478,994            1,035,452
          6,952             214,039              336,441               80,672               56,339              123,263
   ------------        ------------         ------------         ------------         ------------         ------------

         77,581           2,092,398            3,331,679              794,600              535,333            1,158,715
   ------------        ------------         ------------         ------------         ------------         ------------

          6,178           1,443,098           (3,331,679)           3,908,604             (130,579)             246,090
   ------------        ------------         ------------         ------------         ------------         ------------



         47,999                  --                   --                   --                   --                   --
          2,620            (638,637)          (2,353,880)            (812,693)          (4,825,358)          (4,355,876)
   ------------        ------------         ------------         ------------         ------------         ------------

         50,619            (638,637)          (2,353,880)            (812,693)          (4,825,358)          (4,355,876)
   ------------        ------------         ------------         ------------         ------------         ------------


      1,179,248          19,608,199           68,903,207            8,788,715           13,901,632           23,352,581
   ------------        ------------         ------------         ------------         ------------         ------------



   $  1,236,045        $ 20,412,660         $ 63,217,648         $ 11,884,626         $  8,945,695         $ 19,242,795
   ============        ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      SMITH BARNEY                                                  TRAVELERS
                                                         LARGE             SMITH BARNEY        SMITH BARNEY          MANAGED
                                                     CAPITALIZATION        MID CAP CORE        MONEY MARKET          INCOME
                                                    GROWTH PORTFOLIO         PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                    ----------------       ------------        ------------        -----------
INVESTMENT INCOME:
  Dividends ...................................        $     4,357         $        --         $   742,022         $ 1,320,968
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            180,175             312,879           1,493,898             305,228
  Administrative fees .........................             19,443              33,676             167,308              30,003
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            199,618             346,555           1,661,206             335,231
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............           (195,261)           (346,555)           (919,184)            985,737
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (12,518)            (78,003)                 --              (2,480)
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................            (12,518)            (78,003)                 --              (2,480)
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          4,962,491           6,304,258                  --              75,706
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 4,754,712         $ 5,879,700         $  (919,184)        $ 1,058,963
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                          EMERGING             GROWTH AND         SMITH BARNEY            EQUITY -
     COMSTOCK              GROWTH                INCOME             SMALL CAP              INCOME              GROWTH
   PORTFOLIO -           PORTFOLIO -          PORTFOLIO -            GROWTH             PORTFOLIO -          PORTFOLIO -
     CLASS II             CLASS II              CLASS II          OPPORTUNITIES           SERVICE              SERVICE
      SHARES               SHARES                SHARES             PORTFOLIO             CLASS 2              CLASS 2
   ------------         ------------         ------------         -------------        ------------         ------------
   $    833,878         $         --         $    576,009         $         --         $     32,138         $      1,015
   ------------         ------------         ------------         ------------         ------------         ------------


      1,435,560              785,882            1,121,597              139,149               40,720               18,570
        160,472               90,400              124,805               15,894                3,964                1,798
   ------------         ------------         ------------         ------------         ------------         ------------

      1,596,032              876,282            1,246,402              155,043               44,684               20,368
   ------------         ------------         ------------         ------------         ------------         ------------

       (762,154)            (876,282)            (670,393)            (155,043)             (12,546)             (19,353)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
       (883,460)          (2,730,608)            (308,995)            (158,653)               5,483                 (742)
   ------------         ------------         ------------         ------------         ------------         ------------

       (883,460)          (2,730,608)            (308,995)            (158,653)               5,483                 (742)
   ------------         ------------         ------------         ------------         ------------         ------------


     30,067,749           17,061,012           21,367,905            4,089,412              759,512              360,243
   ------------         ------------         ------------         ------------         ------------         ------------



   $ 28,422,135         $ 13,454,122         $ 20,388,517         $  3,775,716         $    752,449         $    340,148
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         MID CAP
                                                        PORTFOLIO -
                                                         SERVICE
                                                         CLASS 2               COMBINED
                                                       -------------         -------------
INVESTMENT INCOME:
  Dividends ...................................        $       4,308         $  28,536,121
                                                       -------------         -------------

EXPENSES:
  Insurance charges ...........................               36,269            29,049,367
  Administrative fees .........................                3,573             3,290,952
                                                       -------------         -------------

    Total expenses ............................               39,842            32,340,319
                                                       -------------         -------------

      Net investment income (loss) ............              (35,534)           (3,804,198)
                                                       -------------         -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                47,999
    Realized gain (loss) on sale of investments               10,170           (51,230,990)
                                                       -------------         -------------

      Realized gain (loss) ....................               10,170           (51,182,991)
                                                       -------------         -------------

    Change in unrealized gain (loss)
      on investments ..........................              895,764           520,920,476
                                                       -------------         -------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     870,400         $ 465,933,287
                                                       =============         =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   AIM V.I.                   AIM V.I.
                                                   CAPITAL                    PREMIER              ALLIANCEBERNSTEIN
                                                APPRECIATION               EQUITY FUND -             PREMIER GROWTH
                                               FUND - SERIES II              SERIES II            PORTFOLIO - CLASS B
                                            ----------------------    ----------------------    ----------------------
                                               2003         2002         2003         2002         2003         2002
                                            ---------    ---------    ---------    ---------    ---------    ---------
OPERATIONS:
  Net investment income (loss) ..........   $ (10,376)   $  (3,017)   $  (9,058)   $  (2,589)   $  (8,495)   $  (1,733)
  Realized gain (loss) ..................       3,272       (6,395)        (934)     (11,178)         239         (382)
  Change in unrealized gain (loss)
    on investments ......................     171,372      (47,483)     156,035      (81,403)     114,278      (28,173)
                                            ---------    ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from operations .........     164,268      (56,895)     146,043      (95,170)     106,022      (30,288)
                                            ---------    ---------    ---------    ---------    ---------    ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........     400,173      370,202      321,062      589,307      386,142      243,678
  Participant transfers from other
    funding options .....................      86,916       11,614       72,871       25,799      138,994       30,861
  Administrative charges ................        (410)         (67)        (436)         (92)        (253)         (36)
  Contract surrenders ...................     (57,045)      (5,469)     (35,452)     (10,108)     (19,674)          --
  Participant transfers to other
    funding options .....................      (4,801)      (9,547)      (3,537)     (62,320)      (9,215)      (2,601)
  Other payments to participants ........          --           --           --           --           --           --
                                            ---------    ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     424,833      366,733      354,508      542,586      495,994      271,902
                                            ---------    ---------    ---------    ---------    ---------    ---------

    Net increase (decrease) in net assets     589,101      309,838      500,551      447,416      602,016      241,614


NET ASSETS:
    Beginning of year ...................     309,838           --      447,416           --      241,614           --
                                            ---------    ---------    ---------    ---------    ---------    ---------
    End of year .........................   $ 898,939    $ 309,838    $ 947,967    $ 447,416    $ 843,630    $ 241,614
                                            =========    =========    =========    =========    =========    =========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                ALLIANCEBERNSTEIN
                                                   TECHNOLOGY                  GLOBAL GROWTH
                                                   PORTFOLIO -                 FUND - CLASS 2               GROWTH FUND -
                                                     CLASS B                       SHARES                   CLASS 2 SHARES
                                            --------------------------    --------------------------   -------------------------
                                                2003           2002           2003           2002          2003          2002
                                            -----------    -----------    -----------    -----------   -----------    ----------
OPERATIONS:
  Net investment income (loss) ..........   $    (9,533)   $    (1,426)   $    (2,902)   $        --   $    (6,524)   $       --
  Realized gain (loss) ..................         9,215           (619)            79             --         1,002            --
  Change in unrealized gain (loss)
    on investments ......................       185,171        (26,256)        73,274             --       166,735            --
                                            -----------    -----------    -----------    -----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from operations .........       184,853        (28,301)        70,451             --       161,213            --
                                            -----------    -----------    -----------    -----------   -----------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       539,205        206,534        661,483             --     2,346,574            --
  Participant transfers from other
    funding options .....................       292,195         26,051         56,230             --       202,328            --
  Administrative charges ................          (219)           (24)            (1)            --           (19)           --
  Contract surrenders ...................       (24,070)        (1,734)        (1,601)            --       (11,174)           --
  Participant transfers to other
    funding options .....................       (81,537)          (720)        (4,667)            --       (48,954)           --
  Other payments to participants ........            --             --             --             --            --            --
                                            -----------    -----------    -----------    -----------   -----------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       725,574        230,107        711,444             --     2,488,755            --
                                            -----------    -----------    -----------    -----------   -----------    ----------

    Net increase (decrease) in net assets       910,427        201,806        781,895             --     2,649,968            --


NET ASSETS:
    Beginning of year ...................       201,806             --             --             --            --            --
                                            -----------    -----------    -----------    -----------   -----------    ----------
    End of year .........................   $ 1,112,233    $   201,806    $   781,895    $        --   $ 2,649,968    $       --
                                            ===========    ===========    ===========    ===========   ===========    ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                         MUTUAL SHARES
         GROWTH-INCOME                     SECURITIES                    TEMPLETON GROWTH
        FUND - CLASS 2                   FUND - CLASS 2                   SECURITIES FUND -                    APPRECIATION
            SHARES                           SHARES                        CLASS 2 SHARES                       PORTFOLIO
------------------------------   ------------------------------    ------------------------------    ------------------------------
     2003             2002            2003             2002             2003             2002             2003             2002
-------------    -------------   -------------    -------------    -------------    -------------    -------------    -------------
$      10,758    $          --   $     (35,986)   $      (6,381)   $      (6,864)   $       4,049    $  (2,482,800)   $     205,258
        2,081               --          (2,912)         (34,435)          (5,824)         (15,536)      (2,469,069)      (5,055,788)

      199,573               --       1,176,099         (133,177)       1,092,546         (251,869)      74,977,008      (66,218,362)
-------------    -------------   -------------    -------------    -------------    -------------    -------------    -------------


      212,412               --       1,137,201         (173,993)       1,079,858         (263,356)      70,025,139      (71,068,892)
-------------    -------------   -------------    -------------    -------------    -------------    -------------    -------------


    2,426,861               --       4,509,092        2,304,733        2,344,221        2,050,295       52,718,844       60,279,364

      404,730               --       1,885,232          139,024          771,741          297,565       21,395,843       15,224,833
          (17)              --          (1,359)            (198)          (1,444)            (167)        (312,523)        (322,217)
      (16,016)              --        (187,402)         (24,955)        (163,884)         (40,056)     (27,777,596)     (32,011,817)

      (56,392)              --        (209,629)        (336,397)        (117,631)        (121,211)     (14,840,105)     (30,643,409)
           --               --              --               --               --               --       (1,627,773)      (1,791,912)
-------------    -------------   -------------    -------------    -------------    -------------    -------------    -------------


    2,759,166               --       5,995,934        2,082,207        2,833,003        2,186,426       29,556,690       10,734,842
-------------    -------------   -------------    -------------    -------------    -------------    -------------    -------------

    2,971,578               --       7,133,135        1,908,214        3,912,861        1,923,070       99,581,829      (60,334,050)



           --               --       1,908,214               --        1,923,070               --      299,833,771      360,167,821
-------------    -------------   -------------    -------------    -------------    -------------    -------------    -------------
$   2,971,578    $          --   $   9,041,349    $   1,908,214    $   5,835,931    $   1,923,070    $ 399,415,600    $ 299,833,771
=============    =============   =============    =============    =============    =============    =============    =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                               OPPENHEIMER
                                                                                 CAPITAL                     OPPENHEIMER
                                                                               APPRECIATION                  MAIN STREET
                                                FUNDAMENTAL VALUE               FUND/VA -                     FUND/VA -
                                                    PORTFOLIO                 SERVICE SHARES                SERVICE SHARES
                                           ---------------------------   -------------------------   -----------------------------
                                               2003           2002           2003          2002           2003            2002
                                           ------------   ------------   -----------   -----------   -------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $ (1,240,513)  $    (95,597)  $   (37,575)  $    (9,275)  $     (40,014)  $     (12,879)
  Realized gain (loss) ..................      (332,137)     1,403,526         4,744          (619)         (7,058)         (5,827)
  Change in unrealized gain (loss)
    on investments ......................    53,360,988    (27,579,198)      770,379      (119,279)      1,032,780        (197,759)
                                           ------------   ------------   -----------   -----------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........    51,788,338    (26,271,269)      737,548      (129,173)        985,708        (216,465)
                                           ------------   ------------   -----------   -----------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    57,936,300     82,909,902     1,959,632     1,470,403       2,467,161       2,222,677
  Participant transfers from other
    funding options .....................    24,406,261     20,713,986       375,736       127,778         960,150         124,062
  Administrative charges ................      (100,536)       (59,856)       (1,116)         (153)         (1,439)           (195)
  Contract surrenders ...................   (10,833,921)    (7,451,099)      (92,327)      (13,278)       (105,532)        (12,632)
  Participant transfers to other
    funding options .....................    (9,461,166)   (13,526,484)     (127,704)      (11,499)       (242,330)        (45,521)
  Other payments to participants ........      (635,243)      (532,924)           --            --              --              --
                                           ------------   ------------   -----------   -----------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    61,311,695     82,053,525     2,114,221     1,573,251       3,078,010       2,288,391
                                           ------------   ------------   -----------   -----------   -------------   -------------

    Net increase (decrease) in net assets   113,100,033     55,782,256     2,851,769     1,444,078       4,063,718       2,071,926


NET ASSETS:
    Beginning of year ...................   114,837,275     59,055,019     1,444,078            --       2,071,926              --
                                           ------------   ------------   -----------   -----------   -------------   -------------
    End of year .........................  $227,937,308   $114,837,275   $ 4,295,847   $ 1,444,078   $   6,135,644   $   2,071,926
                                           ============   ============   ===========   ===========   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                PUTNAM VT                  PUTNAM VT
                                    PIONEER MID               INTERNATIONAL                SMALL CAP
      PIONEER FUND                   CAP VALUE                EQUITY FUND -               VALUE FUND -
     VCT PORTFOLIO -              VCT PORTFOLIO -               CLASS IB                    CLASS IB
     CLASS II SHARES              CLASS II SHARES                SHARES                      SHARES
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (7,977)  $    (2,160)  $   (43,296)  $   (11,336)  $   (12,614)  $    (5,105)  $   (40,819)  $   (13,844)
       (583)      (22,217)        4,399       (11,548)      186,628       (48,612)       43,125       (59,540)

    257,489       (78,306)    1,064,794      (165,835)      233,450        (4,584)    1,243,890      (266,609)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    248,929      (102,683)    1,025,897      (188,719)      407,464       (58,301)    1,246,196      (339,993)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    757,132       776,322     1,928,289     1,895,046       703,554       893,252     1,372,669     2,040,354

    210,766        50,219       696,292       208,946     4,647,053       941,942     1,150,909       286,715
       (348)          (69)       (1,051)         (155)         (564)          (81)       (1,428)         (198)
    (75,524)      (11,951)     (206,833)      (57,618)      (47,878)      (17,255)     (232,530)      (36,957)

   (182,616)      (97,355)     (226,212)     (148,789)   (4,477,657)     (920,680)     (566,343)     (277,266)
         --            --            --            --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    709,410       717,166     2,190,485     1,897,430       824,508       897,178     1,723,277     2,012,648
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    958,339       614,483     3,216,382     1,708,711     1,231,972       838,877     2,969,473     1,672,655



    614,483            --     1,708,711            --       838,877            --     1,672,655            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,572,822   $   614,483   $ 4,925,093   $ 1,708,711   $ 2,070,849   $   838,877   $ 4,642,128   $ 1,672,655
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  SELECT BALANCED                SELECT GROWTH                 SELECT HIGH
                                                     PORTFOLIO                      PORTFOLIO                GROWTH PORTFOLIO
                                           ----------------------------   ---------------------------   ---------------------------
                                               2003            2002           2003           2002           2003           2002
                                           ------------   -------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $  2,028,712   $   9,177,116   $    258,620   $ 10,401,743   $   (495,426)  $   (225,968)
  Realized gain (loss) ..................    (2,641,025)     (3,703,342)    (5,093,814)       528,333     (3,988,716)    (5,871,698)
  Change in unrealized gain (loss)
    on investments ......................    28,697,433     (20,509,629)    28,987,753    (35,488,109)    23,499,363    (15,611,645)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    28,085,120     (15,035,855)    24,152,559    (24,558,033)    19,015,221    (21,709,311)
                                           ------------   -------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    13,411,525      24,935,285      2,246,601      4,512,997      1,252,222      3,068,998
  Participant transfers from other
    funding options .....................     6,445,066       5,825,300      1,285,343      1,929,506      1,069,970        801,771
  Administrative charges ................      (112,162)       (117,756)      (108,998)      (119,928)       (83,791)       (92,097)
  Contract surrenders ...................   (18,519,719)    (22,001,531)    (8,713,273)   (11,320,016)    (5,896,067)    (7,130,978)
  Participant transfers to other
    funding options .....................    (8,028,840)    (16,873,985)    (3,773,261)   (10,166,483)    (3,005,552)    (6,683,636)
  Other payments to participants ........    (2,130,908)     (2,544,891)      (463,836)      (635,601)      (271,658)      (242,740)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (8,935,038)    (10,777,578)    (9,527,424)   (15,799,525)    (6,934,876)   (10,278,682)
                                           ------------   -------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    19,150,082     (25,813,433)    14,625,135    (40,357,558)    12,080,345    (31,987,993)


NET ASSETS:
    Beginning of year ...................   159,765,642     185,579,075     92,908,223    133,265,781     59,367,934     91,355,927
                                           ------------   -------------   ------------   ------------   ------------   ------------
    End of year .........................  $178,915,724   $ 159,765,642   $107,533,358   $ 92,908,223   $ 71,448,279   $ 59,367,934
                                           ============   =============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

             SB                                                                                         SMITH BARNEY
         GOVERNMENT                                                                                       PREMIER
         PORTFOLIO -                     SMITH BARNEY                   SMITH BARNEY                     SELECTIONS
           CLASS A                         GROWTH AND                     LARGE CAP                       ALL CAP
           SHARES                      INCOME PORTFOLIO                CORE PORTFOLIO                 GROWTH PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,672,287   $   1,094,076   $    (317,617)  $    (196,252)  $    (508,268)  $    (423,984)  $    (286,312)  $    (323,511)
      200,832         325,452        (428,127)       (863,341)     (2,000,605)     (2,616,563)     (1,098,541)     (1,645,700)

   (3,122,784)      1,084,194      10,472,792      (7,570,643)     12,560,140     (14,156,076)      7,098,078      (6,130,448)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   (1,249,665)      2,503,722       9,727,048      (8,630,236)     10,051,267     (17,196,623)      5,713,225      (8,099,659)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   52,374,430      40,230,303       9,795,448      13,674,563       4,536,821      13,465,998         785,715       1,250,797

   33,976,515      50,845,789       4,475,078       2,222,869       4,570,416       4,209,820         813,098         943,935
      (53,829)        (21,376)        (24,893)        (20,225)        (46,342)        (46,214)        (23,215)        (25,413)
  (13,958,964)     (4,056,011)     (3,656,419)     (2,781,677)     (3,810,432)     (4,554,264)     (1,682,913)     (2,067,388)

  (51,548,747)     (8,606,877)     (1,975,255)     (4,014,081)     (4,318,466)     (6,919,287)     (1,402,387)     (2,810,310)
     (723,548)       (111,469)       (130,316)       (202,230)       (465,367)       (349,246)       (186,225)       (221,471)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   20,065,857      78,280,359       8,483,643       8,879,219         466,630       5,806,807      (1,695,927)     (2,929,850)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   18,816,192      80,784,081      18,210,691         248,983      10,517,897     (11,389,816)      4,017,298     (11,029,509)



   90,656,920       9,872,839      30,934,269      30,685,286      46,671,984      58,061,800      19,001,236      30,030,745
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 109,473,112   $  90,656,920   $  49,144,960   $  30,934,269   $  57,189,881   $  46,671,984   $  23,018,534   $  19,001,236
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                    MFS
                                                                               MERRILL LYNCH                      MID CAP
                                             CONVERTIBLE SECURITIES            LARGE CAP CORE                     GROWTH
                                                    PORTFOLIO                    PORTFOLIO                       PORTFOLIO
                                           -------------------------   ----------------------------   -----------------------------
                                               2003          2002           2003            2002            2003            2002
                                           -----------   -----------   ------------   -------------   -------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $   245,548   $   213,861   $   (441,993)  $    (627,841)  $    (952,872)  $  (1,242,734)
  Realized gain (loss) ..................       15,823       (21,146)    (5,064,473)     (6,861,091)    (10,960,639)    (17,517,403)
  Change in unrealized gain (loss)
    on investments ......................    1,285,609      (252,676)    16,177,782     (15,929,563)     32,232,645     (48,083,016)
                                           -----------   -----------   ------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........    1,546,980       (59,961)    10,671,316     (23,418,495)     20,319,134     (66,843,153)
                                           -----------   -----------   ------------   -------------   -------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    7,305,353     4,121,181      1,768,452       4,588,533       2,257,463       5,762,080
  Participant transfers from other
    funding options .....................    1,834,584       309,197      1,143,417       1,238,546       3,725,610       5,433,092
  Administrative charges ................       (1,606)         (250)       (76,036)        (86,634)       (102,402)       (106,189)
  Contract surrenders ...................     (512,055)     (118,862)    (5,121,241)     (6,309,061)     (5,486,946)     (8,777,625)
  Participant transfers to other
    funding options .....................     (676,698)     (456,892)    (3,527,192)     (8,605,569)     (4,839,653)    (12,140,272)
  Other payments to participants ........       38,020       (31,229)      (422,155)       (500,506)       (355,962)       (369,941)
                                           -----------   -----------   ------------   -------------   -------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    7,987,598     3,823,145     (6,234,755)     (9,674,691)     (4,801,890)    (10,198,855)
                                           -----------   -----------   ------------   -------------   -------------   -------------

    Net increase (decrease) in net assets    9,534,578     3,763,184      4,436,561     (33,093,186)     15,517,244     (77,042,008)


NET ASSETS:
    Beginning of year ...................    3,763,184            --     59,610,339      92,703,525      60,947,769     137,989,777
                                           -----------   -----------   ------------   -------------   -------------   -------------
    End of year .........................  $13,297,762   $ 3,763,184   $ 64,046,900   $  59,610,339   $  76,465,013   $  60,947,769
                                           ===========   ===========   ============   =============   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                          EQUITY AND
           SOCIAL                           INCOME                                                      SMITH BARNEY
          AWARENESS                       PORTFOLIO -                    MFS TOTAL                       AGGRESSIVE
       STOCK PORTFOLIO                     CLASS II                  RETURN PORTFOLIO                 GROWTH PORTFOLIO
-----------------------------   -----------------------------  -----------------------------   -----------------------------
     2003            2002            2003            2002           2003            2002            2003            2002
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
$    (157,433)  $     (85,581)  $       6,178   $          --  $   1,443,098   $   6,154,100   $  (3,331,679)  $  (2,661,703)
     (464,342)       (712,014)         50,619              --       (638,637)      4,318,302      (2,353,880)     (3,851,812)

    5,078,170      (4,603,626)      1,179,248              --     19,608,199     (19,826,871)     68,903,207     (73,699,388)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------


    4,456,395      (5,401,221)      1,236,045              --     20,412,660      (9,354,469)     63,217,648     (80,212,903)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------


    3,179,334       5,509,048      14,820,614              --     25,967,921      36,525,175      56,186,805      75,606,287

    1,364,099       1,301,553       3,471,116              --     15,144,096      16,064,861      23,165,915      22,376,044
      (15,667)        (14,670)           (174)             --       (100,257)        (94,517)       (220,026)       (184,634)
   (1,392,491)     (1,473,289)       (148,166)             --    (11,989,339)    (12,529,552)    (16,921,942)    (15,787,738)

   (1,038,150)     (2,097,147)       (500,870)             --     (9,593,611)    (16,566,552)    (12,674,478)    (23,117,332)
      (97,899)       (168,488)             --              --     (1,457,798)       (906,894)     (1,127,628)       (828,390)
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------


    1,999,226       3,057,007      17,642,520              --     17,971,012      22,492,521      48,408,646      58,064,237
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------

    6,455,621      (2,344,214)     18,878,565              --     38,383,672      13,138,052     111,626,294     (22,148,666)



   15,894,037      18,238,251              --              --    129,042,502     115,904,450     181,363,824     203,512,490
-------------   -------------   -------------   -------------  -------------   -------------   -------------   -------------
$  22,349,658   $  15,894,037   $  18,878,565   $          --  $ 167,426,174   $ 129,042,502   $ 292,990,118   $ 181,363,824
=============   =============   =============   =============  =============   =============   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 SMITH BARNEY
                                                  SMITH BARNEY                   INTERNATIONAL                SMITH BARNEY
                                                   HIGH INCOME                     ALL CAP                      LARGE CAP
                                                    PORTFOLIO                  GROWTH PORTFOLIO              VALUE PORTFOLIO
                                           ---------------------------   ----------------------------   ---------------------------
                                               2003           2002           2003            2002           2003           2002
                                           ------------   ------------   ------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..........  $  3,908,604   $  9,850,901   $   (130,579)  $    (200,827)  $    246,090   $  2,345,405
  Realized gain (loss) ..................      (812,693)    (1,284,727)    (4,825,358)     (5,709,560)    (4,355,876)    (4,947,468)
  Change in unrealized gain (loss)
    on investments ......................     8,788,715    (10,486,157)    13,901,632      (8,216,907)    23,352,581    (29,800,817)
                                           ------------   ------------   ------------   -------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    11,884,626     (1,919,983)     8,945,695     (14,127,294)    19,242,795    (32,402,880)
                                           ------------   ------------   ------------   -------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    14,975,029     12,794,267      2,879,933       4,164,669      2,371,256      4,672,437
  Participant transfers from other
    funding options .....................    10,873,066      4,767,749      4,934,653       3,268,851      3,374,234      3,640,721
  Administrative charges ................       (34,110)       (28,099)       (50,355)        (56,044)       (88,683)      (100,530)
  Contract surrenders ...................    (5,128,978)    (4,492,292)    (3,097,823)     (3,809,863)    (7,753,492)   (10,717,378)
  Participant transfers to other
    funding options .....................    (5,720,199)    (6,092,365)    (5,817,871)     (7,059,046)    (5,653,676)    (9,786,126)
  Other payments to participants ........      (363,026)      (410,763)      (173,015)       (209,349)      (807,335)      (774,781)
                                           ------------   ------------   ------------   -------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    14,601,782      6,538,497     (1,324,478)     (3,700,782)    (8,557,696)   (13,065,657)
                                           ------------   ------------   ------------   -------------   ------------   ------------

    Net increase (decrease) in net assets    26,486,408      4,618,514      7,621,217     (17,828,076)    10,685,099    (45,468,537)


NET ASSETS:
    Beginning of year ...................    41,652,143     37,033,629     36,138,297      53,966,373     80,979,954    126,448,491
                                           ------------   ------------   ------------   -------------   ------------   ------------
    End of year .........................  $ 68,138,551   $ 41,652,143   $ 43,759,514   $  36,138,297   $ 91,665,053   $ 80,979,954
                                           ============   ============   ============   =============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        SMITH BARNEY                                                                                     TRAVELERS
            LARGE                       SMITH BARNEY                    SMITH BARNEY                      MANAGED
       CAPITALIZATION                      MID CAP                      MONEY MARKET                       INCOME
      GROWTH PORTFOLIO                 CORE PORTFOLIO                     PORTFOLIO                      PORTFOLIO
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     2003            2002            2003            2002            2003            2002            2003            2002
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$    (195,261)  $     (53,585)  $    (346,555)  $    (183,545)  $    (919,184)  $    (205,672)  $     985,737   $     813,688
      (12,518)       (121,261)        (78,003)       (181,715)             --              --          (2,480)         57,146

    4,962,491      (1,517,226)      6,304,258      (2,907,975)             --              --          75,706        (600,986)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    4,754,712      (1,692,072)      5,879,700      (3,273,235)       (919,184)       (205,672)      1,058,963         269,848
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


    7,476,529       4,992,525       6,814,620      12,328,133      34,934,783      70,656,004      22,670,159       9,200,915

    7,494,521       1,098,491       4,358,298       4,177,111      37,217,920      55,303,969       5,254,520         785,715
       (7,441)         (3,390)        (15,295)         (8,883)        (55,351)        (57,996)         (4,499)           (308)
     (924,027)       (400,246)     (1,518,568)       (938,820)    (20,566,305)    (18,723,767)     (1,561,877)       (144,198)

   (1,062,430)       (724,308)     (2,242,722)     (2,834,427)    (71,860,804)    (89,223,926)     (3,934,011)       (721,032)
       (6,422)        (18,831)        (34,637)        (70,033)     (1,282,948)       (930,803)        (52,592)             --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   12,970,730       4,944,241       7,361,696      12,653,081     (21,612,705)     17,023,481      22,371,700       9,121,092
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   17,725,442       3,252,169      13,241,396       9,379,846     (22,531,889)     16,817,809      23,430,663       9,390,940



    6,547,565       3,295,396      17,209,348       7,829,502     121,507,560     104,689,751       9,390,940              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  24,273,007   $   6,547,565   $  30,450,744   $  17,209,348   $  98,975,671   $ 121,507,560   $  32,821,603   $   9,390,940
=============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                  EMERGING                     GROWTH AND
                                                     COMSTOCK                      GROWTH                        INCOME
                                                    PORTFOLIO -                 PORTFOLIO -                   PORTFOLIO -
                                                     CLASS II                     CLASS II                      CLASS II
                                                      SHARES                       SHARES                        SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                               2003           2002           2003           2002           2003            2002
                                           ------------   ------------   ------------   ------------   ------------   -------------
OPERATIONS:
  Net investment income (loss) ..........  $   (762,154)  $   (906,055)  $   (876,282)  $   (861,029)  $   (670,393)  $    (517,192)
  Realized gain (loss) ..................      (883,460)      (798,516)    (2,730,608)    (3,268,589)      (308,995)       (661,458)
  Change in unrealized gain (loss)
    on investments ......................    30,067,749    (20,794,888)    17,061,012    (22,193,330)    21,367,905     (11,315,418)
                                           ------------   ------------   ------------   ------------   ------------   -------------

    Net increase (decrease) in net assets
      resulting from operations .........    28,422,135    (22,499,459)    13,454,122    (26,322,948)    20,388,517     (12,494,068)
                                           ------------   ------------   ------------   ------------   ------------   -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    22,094,635     43,885,149      7,179,648     16,718,347     17,885,584      33,055,808
  Participant transfers from other
    funding options .....................    11,877,775     13,865,429      4,240,094      4,356,212     11,109,176      11,235,622
  Administrative charges ................       (76,885)       (62,445)       (67,645)       (67,873)       (51,313)        (42,004)
  Contract surrenders ...................    (8,567,052)    (7,022,117)    (4,828,982)    (4,899,826)    (7,096,379)     (5,453,865)
  Participant transfers to other
    funding options .....................    (7,166,099)   (12,341,136)    (3,387,583)    (6,550,780)    (5,668,441)     (8,503,468)
  Other payments to participants ........      (558,738)      (268,401)      (102,446)      (375,605)      (599,407)       (380,699)
                                           ------------   ------------   ------------   ------------   ------------   -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    17,603,636     38,056,479      3,033,086      9,180,475     15,579,220      29,911,394
                                           ------------   ------------   ------------   ------------   ------------   -------------

    Net increase (decrease) in net assets    46,025,771     15,557,020     16,487,208    (17,142,473)    35,967,737      17,417,326


NET ASSETS:
    Beginning of year ...................    91,423,572     75,866,552     53,250,296     70,392,769     69,995,734      52,578,408
                                           ------------   ------------   ------------   ------------   ------------   -------------
    End of year .........................  $137,449,343   $ 91,423,572   $ 69,737,504   $ 53,250,296   $105,963,471   $  69,995,734
                                           ============   ============   ============   ============   ============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        SMITH BARNEY                   EQUITY -
          SMALL CAP                     INCOME                         GROWTH
           GROWTH                     PORTFOLIO -                    PORTFOLIO -                    MID CAP
        OPPORTUNITIES                  SERVICE                        SERVICE                     PORTFOLIO -
          PORTFOLIO                    CLASS 2                        CLASS 2                  SERVICE CLASS 2
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2003           2002           2003           2002           2003           2002           2003           2002
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$   (155,043)  $   (128,510)  $    (12,546)  $    (13,471)  $    (19,353)  $     (6,685)  $    (35,534)  $     (9,086)
    (158,653)      (300,340)         5,483        (18,498)          (742)       (15,507)        10,170        (12,527)

   4,089,412     (2,472,911)       759,512       (153,854)       360,243       (117,575)       895,764        (46,286)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,775,716     (2,901,761)       752,449       (185,823)       340,148       (139,767)       870,400        (67,899)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,464,898      2,803,398      1,522,533      1,712,300        698,049        920,558      1,206,206      1,516,748

   4,757,841      1,515,558        593,627        366,413         99,511         51,307        683,631        182,500
      (9,275)        (7,975)          (958)          (152)          (584)          (122)        (1,035)          (140)
    (865,017)      (672,818)      (151,595)       (59,306)       (73,220)       (20,866)      (150,346)       (11,452)

  (2,683,416)    (1,647,987)      (248,717)       (86,064)       (61,766)       (56,961)      (264,870)      (181,096)
     (25,450)       (63,091)            --             --             --             --             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,639,581      1,927,085      1,714,890      1,933,191        661,990        893,916      1,473,586      1,506,560
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   6,415,297       (974,676)     2,467,339      1,747,368      1,002,138        754,149      2,343,986      1,438,661



   8,402,045      9,376,721      1,747,368             --        754,149             --      1,438,661             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 14,817,342   $  8,402,045   $  4,214,707   $  1,747,368   $  1,756,287   $    754,149   $  3,782,647   $  1,438,661
============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2003 and 2002

                                                       COMBINED
                                           ---------------------------------
                                                 2003              2002
                                           ---------------   ---------------
OPERATIONS:
  Net investment income (loss) ..........  $    (3,804,198)  $    31,221,624
  Realized gain (loss) ..................      (51,182,991)      (59,624,213)
  Change in unrealized gain (loss)
    on investments ......................      520,920,476      (466,600,119)
                                           ---------------   ---------------

    Net increase (decrease) in net assets
      resulting from operations .........      465,933,287      (495,002,708)
                                           ---------------   ---------------

UNIT TRANSACTIONS:
  Participant purchase payments .........      473,840,960       610,924,572
  Participant transfers from other
    funding options .....................      267,107,437       256,327,326
  Administrative charges ................       (1,855,990)       (1,749,372)
  Contract surrenders ...................     (199,982,087)     (195,969,735)
  Participant transfers to other
    funding options .....................     (253,336,261)     (311,070,944)
  Other payments to participants ........      (14,064,312)      (12,940,288)
                                           ---------------   ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      271,709,747       345,521,559
                                           ---------------   ---------------

    Net increase (decrease) in net assets      737,643,034      (149,481,149)


NET ASSETS:
    Beginning of year ...................    1,918,419,229     2,067,900,378
                                           ---------------   ---------------
    End of year .........................  $ 2,656,062,263   $ 1,918,419,229
                                           ===============   ===============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account PF II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account PF II is comprised of the Travelers Life & Annuity PrimElite Annuity and Travelers Life & Annuity PrimElite II products.

Participant purchase payments applied to Separate Account PF II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account PF II were:

     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Premier Equity Fund - Series II
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
         AllianceBernstein Technology Portfolio - Class B (Formerly Technology
           Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares (Formerly Oppenheimer
           Main Street Growth & Income Fund/VA - Service Shares)
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Smith Barney Allocation Series Inc., Maryland business trust, Affiliate of
       The Company
         Select Balanced Portfolio
         Select Growth Portfolio
         Select High Growth Portfolio
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         SB Government Portfolio - Class A Shares (Formerly Smith Barney
           Government Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Mid Cap Growth Portfolio
         Social Awareness Stock Portfolio
     The Universal Institutional Funds, Inc., Maryland business trust
         Equity and Income Portfolio - Class II

     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         MFS Total Return Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
         Growth and Income Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Service Class 2
         Growth Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contact owners.

The following is a summary of significant accounting policies consistently followed by Separate Account PF II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account PF II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account PF II. Separate Account PF II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account PF II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $471,876,742 and $203,668,847, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $2,858,106,669 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $263,355,738. Gross unrealized depreciation for all investments at December 31, 2003 was $61,829,667.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                   PF II
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Asset-based Charges
                                                                    ----------------------------------------------------------------
                                                                                          Optional
   Separate Account Charge (1)                                                            --------               Total
    (as identified in Note 4)      Product                              M&E       ADM      E.S.P.                Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%      PrimElite Annuity                   1.25%     0.15%                            1.40%

Separate Account Charge 1.65%      PrimElite II                        1.50%     0.15%                            1.65%

Separate Account Charge 1.90%      PrimElite II                        1.50%     0.15%      0.25%                 1.90%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

In addition to the above, there is an annual contract administrative charge of $30 (prorated for partial periods) assessed through the redemption of units.

No sales charges are deducted from participant purchase payments when they are received. However, a withdrawal charge of up to 8% will apply if Purchase Payments are withdrawn before they have been in the contract for eight years. This charge is assessed through the redemption of units.

In the annuity phase, if the Variable Liquidity Benefit is selected, a surrender charge of up to 8% will be assessed for deposit amounts withdrawn within eight years of the deposit date. This charge is assessed through the redemption of units.

Withdrawal/surrender charges assessed were $7,461,918 and $7,687,795 for the years ended December 31, 2003 and 2002, respectively and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                               ---------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY     UNIT       ACCUMULATION        ANNUITY
                                                                   UNITS          UNITS     VALUE        NET ASSETS       NET ASSETS
                                                               --------------   ---------  -------     ---------------    ----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.40% ........................               --         --    $ 1.158     $            --     $      --
    Separate Account Charges 1.65% ........................          761,864         --      0.943             718,178            --
    Separate Account Charges 1.90% ........................          192,719         --      0.938             180,761            --
  AIM V.I. Premier Equity Fund - Series II
    Separate Account Charges 1.40% ........................               --         --      1.121                  --            --
    Separate Account Charges 1.65% ........................          932,004         --      0.840             783,016            --
    Separate Account Charges 1.90% ........................          197,321         --      0.836             164,951            --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.40% ........................               --         --      1.106                  --            --
    Separate Account Charges 1.65% ........................          949,919         --      0.823             782,007            --
    Separate Account Charges 1.90% ........................           75,228         --      0.819              61,623            --
  AllianceBernstein Technology Portfolio - Class B
    Separate Account Charges 1.40% ........................               --         --      1.204                  --            --
    Separate Account Charges 1.65% ........................        1,174,255         --      0.796             934,307            --
    Separate Account Charges 1.90% ........................          224,735         --      0.792             177,926            --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ........................               --         --      1.296                  --            --
    Separate Account Charges 1.65% ........................          575,003         --      1.293             743,712            --
    Separate Account Charges 1.90% ........................           29,570         --      1.291              38,183            --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.40% ........................               --         --      1.248                  --            --
    Separate Account Charges 1.65% ........................        1,844,532         --      1.246           2,298,419            --
    Separate Account Charges 1.90% ........................          282,597         --      1.244             351,549            --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.40% ........................               --         --      1.253                  --            --
    Separate Account Charges 1.65% ........................        2,201,925         --      1.251           2,754,505            --
    Separate Account Charges 1.90% ........................          173,814         --      1.249             217,073            --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ........................               --         --      1.137                  --            --
    Separate Account Charges 1.65% ........................        7,568,125         --      1.069           8,088,396            --
    Separate Account Charges 1.90% ........................          896,113         --      1.063             952,953            --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.40% ........................               --         --      1.188                  --            --
    Separate Account Charges 1.65% ........................        4,994,641         --      1.040           5,195,967            --
    Separate Account Charges 1.90% ........................          618,235         --      1.035             639,964            --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.40% ........................      277,178,526     20,710      1.070         296,442,500        22,149
    Separate Account Charges 1.65% ........................       88,035,333         --      1.011          89,011,894            --
    Separate Account Charges 1.90% ........................       13,856,750         --      1.006          13,939,057            --

                                                                                       DECEMBER 31, 2003
                                                               ---------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY     UNIT       ACCUMULATION        ANNUITY
                                                                   UNITS          UNITS     VALUE        NET ASSETS       NET ASSETS
                                                               --------------   ---------  -------     ---------------    ----------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 1.40% ........................       98,504,863     48,153    $ 0.977     $    96,202,998     $  47,028
    Separate Account Charges 1.65% ........................      107,576,060         --      1.073         115,427,290            --
    Separate Account Charges 1.90% ........................       15,231,228         --      1.068          16,259,992            --

  Oppenheimer Variable Account Funds ......................
    Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.40% ........................               --         --      1.154                  --            --
    Separate Account Charges 1.65% ........................        4,008,783         --      0.922           3,694,218            --
    Separate Account Charges 1.90% ........................          656,134         --      0.917             601,629            --
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.40% ........................               --         --      1.139                  --            --
    Separate Account Charges 1.65% ........................        5,471,650         --      0.989           5,408,848            --
    Separate Account Charges 1.90% ........................          738,923         --      0.984             726,796            --

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.40% ........................               --         --      1.134                  --            --
    Separate Account Charges 1.65% ........................        1,358,575         --      0.960           1,304,807            --
    Separate Account Charges 1.90% ........................          280,451         --      0.956             268,015            --
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.40% ........................               --         --      1.211                  --            --
    Separate Account Charges 1.65% ........................        3,512,971         --      1.180           4,146,746            --
    Separate Account Charges 1.90% ........................          662,686         --      1.175             778,347            --

  Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.40% ........................               --         --      1.178                  --            --
    Separate Account Charges 1.65% ........................        1,815,234         --      1.020           1,851,244            --
    Separate Account Charges 1.90% ........................          216,412         --      1.015             219,605            --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.40% ........................               --         --      1.282                  --            --
    Separate Account Charges 1.65% ........................        3,503,133         --      1.189           4,165,316            --
    Separate Account Charges 1.90% ........................          403,015         --      1.183             476,812            --

Smith Barney Allocation Series Inc.
  Select Balanced Portfolio
    Separate Account Charges 1.40% ........................      130,481,116      7,585      1.178         153,679,790         8,934
    Separate Account Charges 1.65% ........................       18,990,148         --      1.102          20,917,496            --
    Separate Account Charges 1.90% ........................        3,932,435         --      1.096           4,309,504            --
  Select Growth Portfolio
    Separate Account Charges 1.40% ........................      100,968,266         --      1.018         102,747,541            --
    Separate Account Charges 1.65% ........................        3,599,500         --      1.041           3,745,955            --
    Separate Account Charges 1.90% ........................        1,004,326         --      1.035           1,039,862            --
  Select High Growth Portfolio
    Separate Account Charges 1.40% ........................       69,124,649         --      1.015          70,132,724            --
    Separate Account Charges 1.65% ........................        1,169,683         --      1.018           1,190,978            --
    Separate Account Charges 1.90% ........................          122,977         --      1.013             124,577            --

                                                                                       DECEMBER 31, 2003
                                                               ---------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY     UNIT       ACCUMULATION        ANNUITY
                                                                   UNITS          UNITS     VALUE        NET ASSETS       NET ASSETS
                                                               --------------   ---------  -------     ---------------    ----------
Smith Barney Investment Series
  SB Government Portfolio - Class A Shares
    Separate Account Charges 1.40% ........................       27,260,170         --    $ 1.220     $    33,245,599     $      --
    Separate Account Charges 1.65% ........................       63,462,120         --      1.063          67,488,077            --
    Separate Account Charges 1.90% ........................        8,260,011         --      1.058           8,739,436            --
  Smith Barney Growth and Income Portfolio
    Separate Account Charges 1.40% ........................       35,711,271         --      0.804          28,704,246            --
    Separate Account Charges 1.65% ........................       17,476,253         --      0.997          17,420,246            --
    Separate Account Charges 1.90% ........................        3,045,686         --      0.992           3,020,468            --
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.40% ........................       66,159,697         --      0.668          44,190,992            --
    Separate Account Charges 1.65% ........................       12,898,299         --      0.892          11,503,697            --
    Separate Account Charges 1.90% ........................        1,685,023         --      0.887           1,495,192            --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.40% ........................       25,922,880         --      0.848          21,974,222            --
    Separate Account Charges 1.65% ........................          884,681         --      0.958             847,366            --
    Separate Account Charges 1.90% ........................          206,672         --      0.953             196,946            --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.40% ........................               --         --      1.084                  --            --
    Separate Account Charges 1.65% ........................       10,471,039         --      1.140          11,940,658            --
    Separate Account Charges 1.90% ........................        1,196,043         --      1.135           1,357,104            --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.40% ........................       78,600,014         --      0.773          60,751,595            --
    Separate Account Charges 1.65% ........................        3,278,969         --      0.895           2,936,002            --
    Separate Account Charges 1.90% ........................          403,330         --      0.891             359,303            --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.40% ........................       80,082,147     11,236      0.903          72,337,558        10,149
    Separate Account Charges 1.65% ........................        5,024,422         --      0.699           3,514,449            --
    Separate Account Charges 1.90% ........................          866,277         --      0.696             602,857            --
  Social Awareness Stock Portfolio
    Separate Account Charges 1.40% ........................       20,214,940         --      0.770          15,567,639            --
    Separate Account Charges 1.65% ........................        6,309,864         --      0.947           5,972,561            --
    Separate Account Charges 1.90% ........................          859,550         --      0.942             809,458            --

The Universal Institutional Funds, Inc.
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.40% ........................               --         --      1.161                  --            --
    Separate Account Charges 1.65% ........................       14,602,910         --      1.159          16,931,749            --
    Separate Account Charges 1.90% ........................        1,681,850         --      1.158           1,946,816            --

Travelers Series Fund Inc.
  MFS Total Return Portfolio
    Separate Account Charges 1.40% ........................       91,804,080         --      1.246         114,415,669            --
    Separate Account Charges 1.65% ........................       44,157,745         --      1.092          48,237,996            --
    Separate Account Charges 1.90% ........................        4,391,128         --      1.087           4,772,509            --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.40% ........................      208,143,029     23,066      0.851         177,179,596        19,634
    Separate Account Charges 1.65% ........................      115,850,422         --      0.877         101,651,179            --
    Separate Account Charges 1.90% ........................       16,197,046         --      0.873          14,139,709            --

                                                                                       DECEMBER 31, 2003
                                                               ---------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY     UNIT       ACCUMULATION        ANNUITY
                                                                   UNITS          UNITS     VALUE        NET ASSETS       NET ASSETS
                                                               --------------   ---------  -------     ---------------    ----------
Travelers Series Fund Inc. (continued)
  Smith Barney High Income Portfolio
    Separate Account Charges 1.40% ........................       43,484,697         --    $ 1.000     $    43,501,699     $      --
    Separate Account Charges 1.65% ........................       16,909,642         --      1.199          20,267,163            --
    Separate Account Charges 1.90% ........................        3,664,412         --      1.192           4,369,689            --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.40% ........................       55,655,742         --      0.691          38,444,381            --
    Separate Account Charges 1.65% ........................        4,907,935         --      0.913           4,483,364            --
    Separate Account Charges 1.90% ........................          915,182         --      0.909             831,769            --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.40% ........................       97,272,780         --      0.896          87,187,480            --
    Separate Account Charges 1.65% ........................        4,042,327         --      0.946           3,822,502            --
    Separate Account Charges 1.90% ........................          696,285         --      0.941             655,071            --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.40% ........................       10,982,363         --      0.974          10,700,977            --
    Separate Account Charges 1.65% ........................       11,429,389         --      1.069          12,212,618            --
    Separate Account Charges 1.90% ........................        1,278,714         --      1.063           1,359,412            --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.40% ........................       13,425,597         --      0.957          12,847,650            --
    Separate Account Charges 1.65% ........................       15,085,591         --      1.043          15,732,084            --
    Separate Account Charges 1.90% ........................        1,803,289         --      1.038           1,871,010            --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.40% ........................       53,438,881         --      1.113          59,487,673            --
    Separate Account Charges 1.65% ........................       34,695,988         --      0.986          34,219,866            --
    Separate Account Charges 1.90% ........................        5,368,806         --      0.981           5,268,132            --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.40% ........................               --         --      0.997                  --            --
    Separate Account Charges 1.65% ........................       27,700,968         --      1.077          29,821,017            --
    Separate Account Charges 1.90% ........................        2,801,167         --      1.071           3,000,586            --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.40% ........................       71,792,376         --      1.145          82,201,208            --
    Separate Account Charges 1.65% ........................       46,233,542         --      1.040          48,069,586            --
    Separate Account Charges 1.90% ........................        6,939,669         --      1.034           7,178,549            --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.40% ........................      121,847,477         --      0.433          52,762,367            --
    Separate Account Charges 1.65% ........................       16,621,436         --      0.827          13,753,595            --
    Separate Account Charges 1.90% ........................        3,913,231         --      0.823           3,221,542            --
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.40% ........................       60,583,138         --      1.026          62,137,582            --
    Separate Account Charges 1.65% ........................       35,159,389         --      1.073          37,721,243            --
    Separate Account Charges 1.90% ........................        5,719,195         --      1.067           6,104,646            --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.40% ........................       11,131,323         --      0.979          10,894,454            --
    Separate Account Charges 1.65% ........................        3,203,973         --      1.036           3,318,555            --
    Separate Account Charges 1.90% ........................          586,440         --      1.031             604,333            --

                                                                                       DECEMBER 31, 2003
                                                               ---------------------------------------------------------------------

                                                                ACCUMULATION     ANNUITY     UNIT       ACCUMULATION        ANNUITY
                                                                   UNITS          UNITS     VALUE        NET ASSETS       NET ASSETS
                                                               --------------   ---------  -------     ---------------    ----------
Variable Insurance Products Fund
  Equity - Income Portfolio - Service Class 2
    Separate Account Charges 1.40% ........................               --         --    $ 1.166     $            --     $      --
    Separate Account Charges 1.65% ........................        3,432,360         --      1.041           3,571,609            --
    Separate Account Charges 1.90% ........................          621,111         --      1.035             643,098            --
  Growth Portfolio - Service Class 2
    Separate Account Charges 1.40% ........................               --         --      1.159                  --            --
    Separate Account Charges 1.65% ........................        1,596,480         --      0.888           1,418,206            --
    Separate Account Charges 1.90% ........................          382,481         --      0.884             338,081            --

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.40% ........................               --         --      1.262                  --            --
    Separate Account Charges 1.65% ........................        2,848,283         --      1.212           3,453,356            --
    Separate Account Charges 1.90% ........................          272,951         --      1.206             329,291            --
                                                                                                       ---------------     ---------

Net Contract Owners' Equity ...............................                                            $ 2,655,954,369     $ 107,894
                                                                                                       ===============     =========

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                              ------------------------------------------------------
INVESTMENTS                                                                      NO. OF         MARKET       COST OF      PROCEEDS
                                                                                 SHARES         VALUE       PURCHASES    FROM SALES
                                                                              ------------  ------------  ------------  ------------
AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $775,257)                    42,493  $    899,147  $    466,052  $     51,445
  AIM V.I. Premier Equity Fund - Series II (Cost $873,553)                          47,080       948,185       377,703        32,118
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $1,648,810)                                                         89,573     1,847,332       843,755        83,563
                                                                              ------------  ------------  ------------  ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $757,715)              39,560       843,820       507,763        20,119
  AllianceBernstein Technology Portfolio - Class B (Cost $953,575)                  77,525     1,112,490       811,149        94,889
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $1,711,290)                                                        117,085     1,956,310     1,318,912       115,008
                                                                              ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.2%)
  Global Growth Fund - Class 2 Shares (Cost $708,795)                               51,283       782,069       711,059         2,342
  Growth Fund - Class 2 Shares (Cost $2,483,833)                                    58,254     2,650,568     2,509,801        26,971
  Growth-Income Fund - Class 2 Shares (Cost $2,772,667)                             88,777     2,972,240     2,814,986        44,400
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $5,965,295)                                                        198,314     6,404,877     6,035,846        73,713
                                                                              ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.6%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $8,000,470)                 607,347     9,043,392     6,142,412       180,768
  Templeton Growth Securities Fund - Class 2 Shares (Cost $4,996,559)              521,648     5,837,236     2,893,450        66,356
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $12,997,029)                                                     1,128,995    14,880,628     9,035,862       247,124
                                                                              ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (23.6%)
  Appreciation Portfolio (Cost $398,205,148)                                    18,350,731   399,495,425    37,135,377    10,028,434
  Fundamental Value Portfolio (Cost $203,064,490)                               11,353,857   227,985,456    61,344,539     1,244,020
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $601,269,638)                                                   29,704,588   627,480,881    98,479,916    11,272,454
                                                                              ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $3,645,712)      124,437     4,296,811     2,229,020       151,670
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $5,302,024)               321,311     6,137,045     3,225,053       186,030
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $8,947,736)                                                        445,748    10,433,856     5,454,073       337,700
                                                                              ------------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (0.2%)
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,394,000)                    84,308     1,573,183       931,329       229,649
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $4,027,264)          242,432     4,926,223     2,373,133       225,122
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $5,421,264)                                                        326,740     6,499,406     3,304,462       454,771
                                                                              ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.3%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $1,842,450)          161,192     2,071,316     5,009,980     4,197,770
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,665,915)               256,247     4,643,197     2,176,501       493,276
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $5,508,365)                                                        417,439     6,714,513     7,186,481     4,691,046
                                                                              ------------  ------------  ------------  ------------

SMITH BARNEY ALLOCATION SERIES INC. (13.5%)
  Select Balanced Portfolio (Cost $183,533,191)                                 15,836,360   178,950,870    11,448,680    18,344,663
  Select Growth Portfolio (Cost $129,933,006)                                   11,065,232   107,554,051     2,640,563    11,902,969
  Select High Growth Portfolio (Cost $84,738,547)                                6,357,824    71,461,938     1,043,431     8,469,183
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $398,204,744)                                                   33,259,416   357,966,859    15,132,674    38,716,815
                                                                              ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (9.0%)
  SB Government Portfolio - Class A Shares (Cost $111,162,170)                   9,579,800   109,497,116    46,641,975    24,894,921
  Smith Barney Growth and Income Portfolio (Cost $49,231,604)                    5,516,838    49,155,024     9,922,420     1,751,261
  Smith Barney Large Cap Core Portfolio (Cost $69,718,157)                       6,597,607    57,201,254     4,641,027     4,678,628
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $26,209,078)    1,952,754    23,022,972       800,031     2,780,749
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $256,321,009)                                                   23,646,999   238,876,366    62,005,453    34,105,559
                                                                              ------------  ------------  ------------  ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                 FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                 --------------------------------------------------------------
INVESTMENTS                                                          NO. OF          MARKET         COST OF         PROCEEDS
                                                                     SHARES          VALUE         PURCHASES       FROM SALES
                                                                 --------------  --------------  --------------  --------------
THE TRAVELERS SERIES TRUST (6.6%)
  Convertible Securities Portfolio (Cost $12,267,844)                 1,120,537  $   13,300,778  $    8,747,888  $      512,405
  Merrill Lynch Large Cap Core Portfolio (Cost $92,329,681)           8,160,411      64,059,226       1,047,128       7,720,686
  MFS Mid Cap Growth Portfolio (Cost $156,092,727)                   11,116,241      76,479,741       1,541,505       7,290,915
  Social Awareness Stock Portfolio (Cost $24,024,011)                   970,233      22,354,166       3,152,557       1,308,764
                                                                 --------------  --------------  --------------  --------------
    Total (Cost $284,714,263)                                        21,367,422     176,193,911      14,489,078      16,832,770
                                                                 --------------  --------------  --------------  --------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (0.7%)
  Equity and Income Portfolio - Class II
    Total (Cost $17,703,538)                                          1,622,232      18,882,786      17,857,721         156,802
                                                                 --------------  --------------  --------------  --------------

TRAVELERS SERIES FUND INC. (32.0%)
  MFS Total Return Portfolio (Cost $167,300,754)                     10,324,292     167,460,008      24,117,631       4,690,054
  Smith Barney Aggressive Growth Portfolio (Cost $307,033,695)       24,099,515     293,050,102      51,313,814       6,205,832
  Smith Barney High Income Portfolio (Cost $79,270,031)               9,172,616      68,152,535      21,525,524       3,007,716
  Smith Barney International All Cap Growth Portfolio
    (Cost $65,166,485)                                                3,943,063      43,767,998       4,695,594       6,147,716
  Smith Barney Large Cap Value Portfolio (Cost $107,826,105)          5,519,727      91,682,669       2,859,117      11,165,527
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $20,822,726)                                                1,689,498      24,278,086      13,139,149         359,687
  Smith Barney Mid Cap Core Portfolio (Cost $26,757,820)              2,351,909      30,457,223       7,996,195         977,414
  Smith Barney Money Market Portfolio (Cost $98,974,675)             98,974,675      98,974,675      28,241,056      50,754,006
  Travelers Managed Income Portfolio (Cost $33,354,422)               2,852,228      32,829,141      24,127,208         763,927
                                                                 --------------  --------------  --------------  --------------
    Total (Cost $906,506,713)                                       158,927,523     850,652,437     178,015,288      84,071,879
                                                                 --------------  --------------  --------------  --------------

VAN KAMPEN LIFE INVESTMENT TRUST (11.8%)
  Comstock Portfolio - Class II Shares (Cost $129,715,115)           11,700,215     137,477,531      20,358,913       3,503,808
  Emerging Growth Portfolio - Class II Shares
    (Cost $102,703,097)                                               2,882,292      69,751,465       5,623,316       3,460,962
  Growth and Income Portfolio - Class II Shares
    (Cost $97,277,419)                                                6,223,444     105,985,246      17,820,745       2,901,352
                                                                 --------------  --------------  --------------  --------------
    Total (Cost $329,695,631)                                        20,805,951     313,214,242      43,802,974       9,866,122
                                                                 --------------  --------------  --------------  --------------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $13,433,281)                                          1,470,271      14,820,327       4,528,095       2,041,903
                                                                 --------------  --------------  --------------  --------------

VARIABLE INSURANCE PRODUCTS FUND (0.2%)
  Equity - Income Portfolio - Service Class 2 (Cost $3,610,013)         183,609       4,215,671       1,987,131         284,141
  Growth Portfolio - Service Class 2 (Cost $1,514,024)                   57,184       1,756,692         747,971         105,072
                                                                 --------------  --------------  --------------  --------------
    Total (Cost $5,124,037)                                             240,793       5,972,363       2,735,102         389,213
                                                                 --------------  --------------  --------------  --------------

VARIABLE INSURANCE PRODUCTS FUND III (0.2%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $2,934,026)                                             157,843       3,783,504       1,651,050         212,405
                                                                 --------------  --------------  --------------  --------------

TOTAL INVESTMENTS (100%)
  (COST $2,858,106,669)                                                          $2,656,580,598  $  471,876,742  $  203,668,847
                                                                                 ==============  ==============  ==============

6. FINANCIAL HIGHLIGHTS

                                                                                            INVEST-    EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund - Series II    2003      955  0.938 - 0.943      899        --   1.65 - 1.90      26.76 - 27.09
                                                    2002      418  0.740 - 0.742      310        --   1.65 - 1.90  (25.80) - (20.94)

  AIM V.I. Premier Equity Fund - Series II          2003    1,129  0.836 - 0.840      948      0.31   1.65 - 1.90      22.58 - 22.81
                                                    2002      654  0.682 - 0.684      447      0.68   1.65 - 1.90  (31.60) - (26.82)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                             2003    1,025  0.819 - 0.823      844        --   1.65 - 1.90      20.97 - 21.39
                                                    2002      356  0.677 - 0.678      242        --   1.65 - 1.90  (32.20) - (23.93)
  AllianceBernstein Technology Portfolio
    - Class B                                       2003    1,399  0.792 - 0.796    1,112        --   1.65 - 1.90      41.18 - 41.39
                                                    2002      359  0.561 - 0.563      202        --   1.65 - 1.90  (43.70) - (39.81)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares               2003      605  1.291 - 1.293      782      0.01   1.65 - 1.90      19.98 - 20.62

  Growth Fund - Class 2 Shares                      2003    2,127  1.244 - 1.246    2,650      0.24   1.65 - 1.90      11.95 - 11.97

  Growth-Income Fund - Class 2 Shares               2003    2,376  1.249 - 1.251    2,972      1.95   1.65 - 1.90      15.83 - 16.08
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2 Shares    2003    8,464  1.063 - 1.069    9,041      0.87   1.65 - 1.90      22.75 - 23.16
                                                    2002    2,199  0.866 - 0.868    1,908      0.91   1.65 - 1.90  (13.20) - (12.79)
  Templeton Growth Securities Fund -
    Class 2 Shares                                  2003    5,613  1.035 - 1.040    5,836      1.48   1.65 - 1.90      29.70 - 30.00
                                                    2002    2,404  0.798 - 0.800    1,923      2.15   1.65 - 1.90  (20.00) - (16.70)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                            2003  379,091  1.006 - 1.070  399,416      0.70   1.40 - 1.90      22.24 - 22.85
                                                    2002  346,509  0.823 - 0.871  299,834      1.48   1.40 - 1.90  (18.67) - (15.04)
                                                    2001  336,418          1.071  360,168      1.12          1.40             (5.31)

  Fundamental Value Portfolio                       2003  221,360  0.977 - 1.073  227,937      0.75   1.40 - 1.90      36.05 - 36.83
                                                    2002  154,875  0.714 - 0.787  114,837      1.36   1.40 - 1.90  (22.48) - (18.45)
                                                    2001   64,153          0.921   59,055      0.42          1.40             (7.90)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                        2003    4,665  0.917 - 0.922    4,296      0.26   1.65 - 1.90      28.25 - 28.59
                                                    2002    2,015  0.715 - 0.717    1,444      0.03   1.65 - 1.90  (28.30) - (25.98)
  Oppenheimer Main Street Fund/VA -
    Service Shares                                  2003    6,211  0.984 - 0.989    6,136      0.67   1.65 - 1.90      24.09 - 24.40
                                                    2002    2,607  0.793 - 0.795    2,072      0.02   1.65 - 1.90  (21.56) - (20.50)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT Portfolio - Class II Shares      2003    1,639  0.956 - 0.960    1,573      0.95   1.65 - 1.90      21.17 - 21.37
                                                    2002      777  0.789 - 0.791      614      1.07   1.65 - 1.90  (20.90) - (20.62)
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                                 2003    4,176  1.175 - 1.180    4,925      0.24   1.65 - 1.90      34.59 - 34.86
                                                    2002    1,953  0.873 - 0.875    1,709      0.28   1.65 - 1.90  (12.50) - (10.83)
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                                 2003    2,032  1.015 - 1.020    2,071      0.74   1.65 - 1.90      26.09 - 26.39
                                                    2002    1,040  0.805 - 0.807      839      0.05   1.65 - 1.90  (19.90) - (19.30)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                       2003    3,906  1.183 - 1.189    4,642      0.27   1.65 - 1.90      46.77 - 47.15
                                                    2002    2,071  0.806 - 0.808    1,673      0.03   1.65 - 1.90  (23.96) - (19.20)

                                                                                            INVEST-    EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                         2003  153,411  1.096 - 1.178  178,916      2.67   1.40 - 1.90      17.98 - 18.63
                                                    2002  161,674  0.929 - 0.993  159,766      6.72   1.40 - 1.90    (7.80) - (6.43)
                                                    2001  172,336          1.077  185,579      3.87          1.40             (2.71)

  Select Growth Portfolio                           2003  105,572  1.018 - 1.041  107,533      1.68   1.40 - 1.90      27.31 - 28.05
                                                    2002  116,858  0.795 - 0.815   92,908     10.77   1.40 - 1.90  (19.13) - (14.75)
                                                    2001  135,503          0.983  133,266        --          1.40            (11.12)

  Select High Growth Portfolio                      2003   70,417  1.013 - 1.018   71,448      0.62   1.40 - 1.90      34.17 - 34.97
                                                    2002   78,953  0.752 - 0.756   59,368      1.10   1.40 - 1.90  (24.80) - (24.32)
                                                    2001   91,359          1.000   91,356      5.08          1.40            (13.27)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A Shares          2003   98,982  1.058 - 1.220  109,473      3.01   1.40 - 1.90    (1.21) - (0.65)
                                                    2002   78,932  1.071 - 1.228   90,657      4.45   1.40 - 1.90        5.10 - 6.41
                                                    2001    8,557          1.154    9,873        --          1.40               4.43

  Smith Barney Growth and Income Portfolio          2003   56,233  0.804 - 0.997   49,145      0.65   1.40 - 1.90      27.84 - 28.43
                                                    2002   47,149  0.626 - 0.778   30,934      0.81   1.40 - 1.90  (23.28) - (21.18)
                                                    2001   37,625          0.816   30,685        --          1.40            (11.97)

  Smith Barney Large Cap Core Portfolio             2003   80,743  0.668 - 0.892   57,190      0.45   1.40 - 1.90      21.17 - 21.68
                                                    2002   81,876  0.549 - 0.734   46,672      0.61   1.40 - 1.90  (26.99) - (20.52)
                                                    2001   77,234          0.752   58,062        --          1.40            (15.70)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                            2003   27,014  0.848 - 0.958   23,019        --   1.40 - 1.90      31.81 - 32.50
                                                    2002   29,623  0.640 - 0.725   19,001      0.06   1.40 - 1.90  (27.85) - (22.29)
                                                    2001   33,868          0.887   30,031        --          1.40            (15.36)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                  2003   11,667  1.135 - 1.140   13,298      5.10   1.65 - 1.90      23.91 - 24.18
                                                    2002    4,099  0.916 - 0.918    3,763     14.10   1.65 - 1.90    (8.20) - (4.08)

  Merrill Lynch Large Cap Core Portfolio            2003   82,282  0.773 - 0.895   64,047      0.67   1.40 - 1.90      18.96 - 19.47
                                                    2002   91,792  0.647 - 0.751   59,610      0.56   1.40 - 1.90  (26.14) - (20.78)
                                                    2001  105,781          0.876   92,703      0.04          1.40            (23.56)

  MFS Mid Cap Growth Portfolio                      2003   85,984  0.696 - 0.903   76,465        --   1.40 - 1.90      34.62 - 35.18
                                                    2002   91,848  0.517 - 0.668   60,948        --   1.40 - 1.90  (49.58) - (41.22)
                                                    2001  104,171          1.325  137,990        --          1.40            (24.72)

  Social Awareness Stock Portfolio                  2003   27,384  0.770 - 0.947   22,350      0.60   1.40 - 1.90      26.44 - 27.06
                                                    2002   25,387  0.606 - 0.747   15,894      0.93   1.40 - 1.90  (25.92) - (22.23)
                                                    2001   22,301          0.818   18,238      0.49          1.40            (16.87)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Equity and Income Portfolio - Class II            2003   16,285  1.158 - 1.159   18,879      1.16   1.65 - 1.90       8.63 - 14.07
TRAVELERS SERIES FUND INC.
  MFS Total Return Portfolio                        2003  140,353  1.087 - 1.246  167,426      2.48   1.40 - 1.90      14.30 - 14.84
                                                    2002  121,655  0.951 - 1.085  129,043      6.29   1.40 - 1.90    (7.58) - (5.08)
                                                    2001   99,837          1.161  115,904      2.73          1.40             (1.36)

                                                                                            INVEST-    EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Aggressive Growth Portfolio          2003  340,214  0.851 - 0.877  292,990        --   1.40 - 1.90      32.07 - 32.55
                                                    2002  280,641  0.642 - 0.663  181,364        --   1.40 - 1.90  (33.54) - (25.51)
                                                    2001  210,647          0.966  203,512        --          1.40             (5.39)

  Smith Barney High Income Portfolio                2003   64,059  1.000 - 1.199   68,139      8.73   1.40 - 1.90      25.08 - 25.63
                                                    2002   51,069  0.796 - 0.956   41,652     26.25   1.40 - 1.90    (4.56) - (3.15)
                                                    2001   44,412          0.834   37,034     11.72          1.40             (5.12)
  Smith Barney International All Cap
    Growth Portfolio                                2003   61,479  0.691 - 0.913   43,760      1.08   1.40 - 1.90      25.03 - 25.64
                                                    2002   64,910  0.550 - 0.729   36,138      0.95   1.40 - 1.90  (26.67) - (20.89)
                                                    2001   71,952          0.750   53,966        --          1.40            (32.13)

  Smith Barney Large Cap Value Portfolio            2003  102,011  0.896 - 0.946   91,665      1.71   1.40 - 1.90      25.30 - 25.84
                                                    2002  113,574  0.712 - 0.753   80,980      3.68   1.40 - 1.90  (27.30) - (20.65)
                                                    2001  130,550          0.969  126,448      1.39          1.40             (9.44)
  Smith Barney Large Capitalization
    Growth Portfolio                                2003   23,690  0.974 - 1.069   24,273      0.03   1.40 - 1.90      44.82 - 45.37
                                                    2002    9,415  0.670 - 0.736    6,548      0.48   1.40 - 1.90  (25.80) - (20.48)
                                                    2001    3,651          0.903    3,295        --          1.40             (9.70)

  Smith Barney Mid Cap Core Portfolio               2003   30,314  0.957 - 1.043   30,451        --   1.40 - 1.90      27.36 - 27.94
                                                    2002   22,187  0.748 - 0.817   17,209      0.12   1.40 - 1.90  (20.26) - (15.98)
                                                    2001    8,351          0.938    7,830        --          1.40             (4.29)

  Smith Barney Money Market Portfolio               2003   93,504  0.981 - 1.113   98,976      0.67   1.40 - 1.90    (1.31) - (0.71)
                                                    2002  111,874  0.994 - 1.121  121,508      1.26   1.40 - 1.90    (0.50) - (0.18)
                                                    2001   93,223          1.123  104,690      3.29          1.40               2.28

  Travelers Managed Income Portfolio                2003   30,502  1.071 - 1.077   32,822      6.58   1.65 - 1.90        6.36 - 6.74
                                                    2002    9,306  1.007 - 1.009    9,391     28.76   1.65 - 1.90        0.90 - 1.61
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares              2003  124,966  1.034 - 1.145  137,449      0.78   1.40 - 1.90      28.29 - 28.94
                                                    2002  105,447  0.806 - 0.888   91,424      0.42   1.40 - 1.90  (20.57) - (17.59)
                                                    2001   67,882          1.118   75,867        --          1.40             (4.12)

  Emerging Growth Portfolio - Class II Shares       2003  142,382  0.433 - 0.827   69,738        --   1.40 - 1.90      24.70 - 25.14
                                                    2002  143,919  0.346 - 0.662   53,250      0.05   1.40 - 1.90  (33.59) - (29.49)
                                                    2001  135,231          0.521   70,393        --          1.40            (32.60)

  Growth and Income Portfolio - Class II Shares     2003  101,462  1.026 - 1.073  105,963      0.69   1.40 - 1.90      25.23 - 25.89
                                                    2002   84,918  0.815 - 0.854   69,996      0.63   1.40 - 1.90  (15.89) - (12.70)
                                                    2001   54,264          0.969   52,578        --          1.40             (7.36)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                         2003   14,922  0.979 - 1.036   14,817        --   1.40 - 1.90      39.32 - 40.06
                                                    2002   11,907  0.699 - 0.742    8,402        --   1.40 - 1.90  (26.73) - (21.94)
                                                    2001    9,833          0.954    9,377        --          1.40             (4.60)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Service Class 2       2003    4,053  1.035 - 1.041    4,215      1.21   1.65 - 1.90      27.46 - 27.89
                                                    2002    2,149  0.812 - 0.814    1,747        --   1.65 - 1.90  (20.93) - (18.60)

  Growth Portfolio - Service Class 2                2003    1,979  0.884 - 0.888    1,756      0.08   1.65 - 1.90      30.00 - 30.40
                                                    2002    1,107  0.680 - 0.681      754        --   1.65 - 1.90  (31.90) - (27.19)

                                                                                            INVEST-    EXPENSE
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)     TOTAL RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME     LOWEST TO       LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)  HIGHEST (%)     HIGHEST (%)
                                                  ------  -------  -------------  -------  ---------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2               2003    3,121  1.206 - 1.212    3,783      0.18   1.65 - 1.90      35.66 - 35.87
                                                    2002    1,614  0.889 - 0.892    1,439        --   1.65 - 1.90   (10.80) - (9.84)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    AIM V.I.                      AIM V.I.
                                                    CAPITAL                       PREMIER                     ALLIANCEBERNSTEIN
                                                  APPRECIATION                     EQUITY                      PREMIER GROWTH
                                                FUND - SERIES II              FUND - SERIES II              PORTFOLIO - CLASS B
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................       417,769             --        654,047             --         356,251              --
Accumulation units purchased and
  transferred from other funding options       610,587        436,878        527,255        752,385         707,846         359,733
Accumulation units redeemed and
  transferred to other funding options .       (73,773)       (19,109)       (51,977)       (98,338)        (38,950)         (3,482)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................       954,583        417,769      1,129,325        654,047       1,025,147         356,251
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                 ALLIANCEBERNSTEIN                 GLOBAL
                                                    TECHNOLOGY                  GROWTH FUND -                  GROWTH FUND -
                                               PORTFOLIO - CLASS B             CLASS 2 SHARES                 CLASS 2 SHARES
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................       358,972             --             --             --              --              --
Accumulation units purchased and
  transferred from other funding options     1,188,204        363,514        609,853             --       2,177,156              --
Accumulation units redeemed and
  transferred to other funding options .      (148,186)        (4,542)        (5,280)            --         (50,027)             --
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................     1,398,990        358,972        604,573             --       2,127,129              --
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                                                                 TEMPLETON
                                                                                                                  GROWTH
                                                  GROWTH-INCOME                MUTUAL SHARES                    SECURITIES
                                                 FUND - CLASS 2              SECURITIES FUND -                FUND - CLASS 2
                                                     SHARES                   CLASS 2 SHARES                       SHARES
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................            --             --      2,198,616             --       2,403,521              --
Accumulation units purchased and
  transferred from other funding options     2,435,867             --      6,690,547      2,609,694       3,532,016       2,611,200
Accumulation units redeemed and
  transferred to other funding options .       (60,128)            --       (424,925)      (411,078)       (322,661)       (207,679)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................     2,375,739             --      8,464,238      2,198,616       5,612,876       2,403,521
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                                                               OPPENHEIMER
                                                                                                                 CAPITAL
                                                                                                               APPRECIATION
                                                   APPRECIATION                  FUNDAMENTAL                     FUND/VA -
                                                    PORTFOLIO                  VALUE PORTFOLIO                SERVICE SHARES
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................   346,508,570    336,418,350    154,874,756     64,153,523       2,015,164              --
Accumulation units purchased and
  transferred from other funding options    81,306,593     80,244,277     91,849,343    118,302,997       2,926,473       2,048,601
Accumulation units redeemed and
  transferred to other funding options .   (48,716,588)   (70,146,580)   (25,346,923)   (27,564,377)       (276,720)        (33,437)
Annuity units ..........................        (7,256)        (7,477)       (16,872)       (17,387)             --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................   379,091,319    346,508,570    221,360,304    154,874,756       4,664,917       2,015,164
                                           ===========    ===========    ===========    ===========     ===========     ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                  PIONEER
                                                   OPPENHEIMER                                                    MID CAP
                                                   MAIN STREET                   PIONEER FUND                    VALUE VCT
                                                     FUND/VA -                 VCT PORTFOLIO -                  PORTFOLIO -
                                                  SERVICE SHARES               CLASS II SHARES                CLASS II SHARES
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................     2,607,362             --        777,199             --       1,952,501              --
Accumulation units purchased and
  transferred from other funding options     4,018,109      2,679,096      1,169,939        916,670       2,644,928       2,195,695
Accumulation units redeemed and
  transferred to other funding options .      (414,898)       (71,734)      (308,112)      (139,471)       (421,772)       (243,194)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................     6,210,573      2,607,362      1,639,026        777,199       4,175,657       1,952,501
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                    PUTNAM VT                    PUTNAM VT
                                                  INTERNATIONAL                  SMALL CAP
                                                  EQUITY FUND -                 VALUE FUND -                  SELECT BALANCED
                                                 CLASS IB SHARES               CLASS IB SHARES                   PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................     1,040,268             --      2,071,325             --     161,674,232     172,335,872
Accumulation units purchased and
  transferred from other funding options     6,135,921      2,221,327      2,622,117      2,452,995      19,338,754      30,712,524
Accumulation units redeemed and
  transferred to other funding options .    (5,144,543)    (1,181,059)      (787,294)      (381,670)    (27,600,992)    (41,374,164)
Annuity units ..........................            --             --             --             --            (710)             --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................     2,031,646      1,040,268      3,906,148      2,071,325     153,411,284     161,674,232
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                                                                     SB
                                                                                                                 GOVERNMENT
                                                  SELECT GROWTH                 SELECT HIGH                      PORTFOLIO -
                                                    PORTFOLIO                 GROWTH PORTFOLIO                 CLASS A SHARES
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................   116,858,007    135,503,046     78,953,123     91,359,358      78,931,694       8,557,026
Accumulation units purchased and
  transferred from other funding options     3,858,171      7,379,261      2,679,978      4,444,013      78,270,369      81,628,801
Accumulation units redeemed and
  transferred to other funding options .   (15,144,086)   (26,024,300)   (11,215,792)   (16,850,248)    (58,219,762)    (11,254,133)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................   105,572,092    116,858,007     70,417,309     78,953,123      98,982,301      78,931,694
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                                                               SMITH BARNEY
                                                                                                                  PREMIER
                                                   SMITH BARNEY                 SMITH BARNEY                    SELECTIONS
                                                    GROWTH AND                   LARGE CAP                        ALL CAP
                                                 INCOME PORTFOLIO              CORE PORTFOLIO                 GROWTH PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................    47,148,693     37,624,621     81,875,677     77,234,297      29,623,202      33,868,061
Accumulation units purchased and
  transferred from other funding options    17,069,217     19,538,249     12,459,823     23,668,080       2,055,594       2,790,157
Accumulation units redeemed and
  transferred to other funding options .    (7,984,700)   (10,014,177)   (13,592,481)   (19,026,700)     (4,664,563)     (7,035,016)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................    56,233,210     47,148,693     80,743,019     81,875,677      27,014,233      29,623,202
                                           ===========    ===========    ===========    ===========     ===========     ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                MERRILL LYNCH                     MFS MID
                                             CONVERTIBLE SECURITIES               LARGE CAP                     CAP GROWTH
                                                    PORTFOLIO                  CORE PORTFOLIO                    PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................     4,099,094             --     91,792,479    105,780,845      91,848,098     104,171,307
Accumulation units purchased and
  transferred from other funding options     8,688,034      4,806,043      3,913,262      7,266,648       8,500,013      12,909,691
Accumulation units redeemed and
  transferred to other funding options .    (1,120,046)      (706,949)   (13,423,428)   (21,255,014)    (14,362,977)    (25,232,900)
Annuity units ..........................            --             --             --             --          (1,052)             --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................    11,667,082      4,099,094     82,282,313     91,792,479      85,984,082      91,848,098
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                                 EQUITY AND
                                                 SOCIAL AWARENESS            INCOME PORTFOLIO -                 MFS TOTAL
                                                 STOCK PORTFOLIO                  CLASS II                  RETURN PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................    25,386,954     22,300,728             --             --     121,655,417      99,836,615
Accumulation units purchased and
  transferred from other funding options     5,818,981      8,747,078     16,879,862             --      39,821,005      49,510,979
Accumulation units redeemed and
  transferred to other funding options .    (3,821,581)    (5,660,852)      (595,102)            --     (21,123,469)    (27,692,177)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................    27,384,354     25,386,954     16,284,760             --     140,352,953     121,655,417
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                                                                SMITH BARNEY
                                                   SMITH BARNEY                 SMITH BARNEY                    INTERNATIONAL
                                                    AGGRESSIVE                  HIGH INCOME                    ALL CAP GROWTH
                                                 GROWTH PORTFOLIO                PORTFOLIO                       PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................   280,640,879    210,647,462     51,068,972     44,411,528      64,910,495      71,952,232
Accumulation units purchased and
  transferred from other funding options   102,360,466    128,891,760     24,990,358     20,522,930      10,553,878      10,533,749
Accumulation units redeemed and
  transferred to other funding options .   (42,779,701)   (58,890,014)   (12,000,579)   (13,865,486)    (13,985,514)    (17,575,486)
Annuity units ..........................        (8,081)        (8,329)            --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................   340,213,563    280,640,879     64,058,751     51,068,972      61,478,859      64,910,495
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                                               SMITH BARNEY
                                                  SMITH BARNEY                     LARGE                        SMITH BARNEY
                                                    LARGE CAP                  CAPITALIZATION                   MID CAP CORE
                                                 VALUE PORTFOLIO              GROWTH PORTFOLIO                   PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................   113,573,773    130,549,518      9,415,471      3,651,010      22,186,568       8,351,207
Accumulation units purchased and
  transferred from other funding options     7,282,288      9,645,609     16,584,639      7,319,287      12,612,935      18,556,361
Accumulation units redeemed and
  transferred to other funding options .   (18,844,669)   (26,621,354)    (2,309,644)    (1,554,826)     (4,485,026)     (4,721,000)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................   102,011,392    113,573,773     23,690,466      9,415,471      30,314,477      22,186,568
                                           ===========    ===========    ===========    ===========     ===========     ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                  TRAVELERS
                                                   SMITH BARNEY                    MANAGED                       COMSTOCK
                                                   MONEY MARKET                    INCOME                       PORTFOLIO -
                                                    PORTFOLIO                     PORTFOLIO                   CLASS II SHARES
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................   111,874,174     93,223,072      9,305,937             --     105,447,220      67,881,536
Accumulation units purchased and
  transferred from other funding options    70,051,048    117,812,867     26,440,783     10,196,536      37,173,252      59,096,064
Accumulation units redeemed and
  transferred to other funding options .   (88,421,547)   (99,161,765)    (5,244,585)      (890,599)    (17,654,885)    (21,530,380)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................    93,503,675    111,874,174     30,502,135      9,305,937     124,965,587     105,447,220
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                    EMERGING
                                                     GROWTH                                                    SMITH BARNEY
                                                   PORTFOLIO -                   GROWTH AND                      SMALL CAP
                                                    CLASS II                  INCOME PORTFOLIO -           GROWTH OPPORTUNITIES
                                                     SHARES                    CLASS II SHARES                   PORTFOLIO
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................   143,918,924    135,230,509     84,917,917     54,264,239      11,906,711       9,833,197
Accumulation units purchased and
  transferred from other funding options    19,123,575     37,216,318     31,790,264     47,552,435       7,268,406       5,080,269
Accumulation units redeemed and
  transferred to other funding options .   (20,660,355)   (28,527,903)   (15,246,459)   (16,898,757)     (4,253,381)     (3,006,755)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................   142,382,144    143,918,924    101,461,722     84,917,917      14,921,736      11,906,711
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                    EQUITY -
                                               INCOME PORTFOLIO -             GROWTH PORTFOLIO -            MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2               SERVICE CLASS 2                SERVICE CLASS 2
                                           --------------------------    --------------------------     ---------------------------
                                               2003           2002           2003           2002            2003            2002
                                               ----           ----           ----           ----            ----            ----
Accumulation and annuity units
  beginning of year ....................     2,148,598             --      1,107,444             --       1,614,198              --
Accumulation units purchased and
  transferred from other funding options     2,354,900      2,328,930      1,052,025      1,221,292       1,924,413       1,827,811
Accumulation units redeemed and
  transferred to other funding options .      (450,027)      (180,332)      (180,508)      (113,848)       (417,377)       (213,613)
Annuity units ..........................            --             --             --             --              --              --
                                           -----------    -----------    -----------    -----------     -----------     -----------
Accumulation and annuity units
  end of year ..........................     4,053,471      2,148,598      1,978,961      1,107,444       3,121,234       1,614,198
                                           ===========    ===========    ===========    ===========     ===========     ===========

                                                           COMBINED
                                              ---------------------------------
                                                   2003               2002
                                                   ----               ----
Accumulation and annuity units
  beginning of year ......................     2,462,120,272      2,119,139,159
Accumulation units purchased and
  transferred from other funding options .       802,069,047        949,398,804
Accumulation units redeemed and
  transferred to other funding options ...      (522,395,993)      (606,384,498)
Annuity units ............................           (33,971)           (33,193)
                                              --------------     --------------
Accumulation and annuity units
  end of year ............................     2,741,759,355      2,462,120,272
                                              ==============     ==============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account PF II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 19, 2004

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

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account PF II for Variable Annuities or shares of Separate Account PF II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account PF II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.



SEPPF II (Annual) (12-03) Printed in U.S.A.



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                                    PRIMELITE
                                  PRIMELITE II


                       STATEMENT OF ADDITIONAL INFORMATION


           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES









                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY




                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-12685S                                                                May 2004

                                     PART C

                                OTHER INFORMATION
                                -----------------

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001 Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-32581, filed November 4, 1997.)

       6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis. (Incorporated herein by reference to exhibit 15(b) to Post-Effective Amendment No. 3, File No. 333-32581,
                  filed April 17, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 33-65343, filed February 26, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-72336 filed April 19, 2002.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer
Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer
Kathleen L. Preston*                           Director and Executive Vice President
Edward W. Cassidy*                             Senior Vice President
Winnifred Grimaldi*                            Senior Vice President
Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel
Brendan Lynch*                                 Senior Vice President
David A. Tyson*                                Senior Vice President
David A. Golino*                               Vice President and Controller
Donald R. Munson, Jr.*                         Vice President
Mark Remington*                                Vice President
Tim W. Still*                                  Vice President
Bennett Kleinberg*                             Vice President
Dawn Fredette*                                 Vice President
George E. Eknaian*                             Vice President and Chief Actuary
Linn K. Richardson*                            Second Vice President and Actuary
Paul Weissman*                                 Second Vice President and Actuary
Ernest J.Wright*                               Vice President and Secretary
Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:

*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 51,659 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers

Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER
          ----------------                 ----------------
          Kathleen L. Preston              Board of Manager
          Glenn D. Lammey                  Board of Manager
          William F. Scully III            Board of Manager
          Donald R. Munson, Jr.            Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer
          Tim W. Still                     Vice President
          Anthony Cocolla                  Vice President
          John M. Laverty                  Treasurer and Chief Financial Officer
          Stephen E. Abbey                 Chief Compliance Officer
          Alison K. George                 Director and Chief Advertising Compliance Officer
          Stephen T. Mullin                Chief Compliance Officer
          Ernest J. Wright                 Secretary
          Kathleen A. McGah                Assistant Secretary
          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2004.


           THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                                By: *GLENN D. LAMMEY
                                    --------------------------------------------
                                    Glenn D. Lammey, Chief Financial Officer,
                                    Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
-----------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
-----------------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
-----------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
-----------------------------------
(Kathleen L. Preston)





*By:   /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Auditors